UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

780 Third Avenue, 43rd Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

Gareth Griffiths
Baillie Gifford Funds
Calton Square, 3 Haymarket Square
Edinburgh, Scotland, UK, EH3 8RY
(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford China Equities Fund Class K - BGCDX

Baillie Gifford China Equities Fund Institutional Class - BGCBX

Baillie Gifford Emerging Markets Equities Fund Class 2 - BGEHX

Baillie Gifford Emerging Markets Equities Fund Class 4 - BGEPX

Baillie Gifford Emerging Markets Equities Fund Class 5 - BGEDX

Baillie Gifford Emerging Markets Equities Fund Class K - BGKEX

Baillie Gifford Emerging Markets Equities Fund Institutional Class - BGEGX

Baillie Gifford Emerging Markets ex China Fund Class K - BGEZX

Baillie Gifford Emerging Markets ex China Fund Institutional Class - BGEWX

Baillie Gifford Global Alpha Equities Fund Class 2 - BGATX

Baillie Gifford Global Alpha Equities Fund Class K - BGAKX

Baillie Gifford Global Alpha Equities Fund Institutional Class - BGASX

Baillie Gifford International Alpha Fund Class 2 - BGITX

Baillie Gifford International Alpha Fund Class 3 - BGIFX

Baillie Gifford International Alpha Fund Class K - BGIKX

Baillie Gifford International Alpha Fund Institutional Class - BINSX

Baillie Gifford International Growth Fund Class 2 - BGETX

Baillie Gifford International Growth Fund Class 3 - BGEUX

Baillie Gifford International Growth Fund Class 4 - BGEFX

Baillie Gifford International Growth Fund Class 5 - BGEVX

Baillie Gifford International Growth Fund Class K - BGEKX

Baillie Gifford International Growth Fund Institutional Class - BGESX

Baillie Gifford U.S. Equity Growth Fund Class K - BGGKX

Baillie Gifford U.S. Equity Growth Fund Institutional Class - BGGSX

Baillie Gifford China Equities Fund

Class K | BGCDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,745,105
  Total number of portfolio holdings57
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	20.7%
Semiconductors	10.0%
Auto Parts & Equipment	9.0%
Banks	5.7%
Chemicals	4.9%
Insurance	3.7%
Computers	3.4%
Home Furnishings	3.3%
Electronics	3.2%
Beverages	3.2%
Telecommunications	2.8%
Retail	2.7%
Mining	2.5%
Other sectors	23.0%
Other assets less liabilities	1.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford China Equities Fund

Institutional Class | BGCBX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,745,105
  Total number of portfolio holdings57
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	20.7%
Semiconductors	10.0%
Auto Parts & Equipment	9.0%
Banks	5.7%
Chemicals	4.9%
Insurance	3.7%
Computers	3.4%
Home Furnishings	3.3%
Electronics	3.2%
Beverages	3.2%
Telecommunications	2.8%
Retail	2.7%
Mining	2.5%
Other sectors	23.0%
Other assets less liabilities	1.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 2 | BGEHX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$43	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 4 | BGEPX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$38	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 5 | BGEDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$35	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class K | BGKEX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$43	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Institutional Class | BGEGX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Class K | BGEZX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$53	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,058,442
  Total number of portfolio holdings71
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	43.1%
Internet	7.6%
Banks	7.2%
Investment Companies	6.4%
Oil & Gas	4.8%
Telecommunications	3.9%
Mining	3.3%
Diversified Financial Services	2.8%
Miscellaneous Manufacturing	2.4%
Retail	1.8%
Computers	1.4%
Electric	1.4%
Real Estate	1.3%
Other sectors	10.9%
Other assets less liabilities	1.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Institutional Class | BGEWX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,058,442
  Total number of portfolio holdings71
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	43.1%
Internet	7.6%
Banks	7.2%
Investment Companies	6.4%
Oil & Gas	4.8%
Telecommunications	3.9%
Mining	3.3%
Diversified Financial Services	2.8%
Miscellaneous Manufacturing	2.4%
Retail	1.8%
Computers	1.4%
Electric	1.4%
Real Estate	1.3%
Other sectors	10.9%
Other assets less liabilities	1.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 2 | BGATX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class K | BGAKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Institutional Class | BGASX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 2 | BGITX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 3 | BGIFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class K | BGIKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Institutional Class | BINSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 2 | BGETX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 3 | BGEUX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 4 | BGEFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 5 | BGEVX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class K | BGEKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Institutional Class | BGESX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Class K | BGGKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,697,693
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	32.2%
Software	12.6%
Semiconductors	10.5%
Healthcare - Products	7.3%
Biotechnology	6.6%
Commercial Services	3.9%
Auto Manufacturers	2.5%
Healthcare - Services	2.5%
Diversified Financial Services	2.0%
Home Furnishings	1.9%
Distribution/Wholesale	1.8%
Media	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	11.0%
Other assets less liabilities	1.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Institutional Class | BGGSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026

The semi-annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,697,693
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	32.2%
Software	12.6%
Semiconductors	10.5%
Healthcare - Products	7.3%
Biotechnology	6.6%
Commercial Services	3.9%
Auto Manufacturers	2.5%
Healthcare - Services	2.5%
Diversified Financial Services	2.0%
Home Furnishings	1.9%
Distribution/Wholesale	1.8%
Media	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	11.0%
Other assets less liabilities	1.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford China Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
PetroChina Co Ltd	857	CNE1000003W8	2,000	06/17/2026	34,000	Sudan Accountability and Divestment Act of 2007

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	1,642	01/02/2026	0	Sudan Accountability

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
			2,563 1,714 14,682	01/02/2026 01/07/2026 01/16/2026		and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	831 1,047 5,661 16,593	01/02/2026 01/02/2026 01/15/2026 01/15/2026	0

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	49,589 56,411	01/16/2026 01/20/2026	0	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	16,981 49,770	01/15/2026 01/15/2026	0

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Epiroc B	EPI B	SE0015658117	9,513 25,239 5,290 9,912	02/11/2026 05/15/2026 05/20/2026 06/29/2026	104,811	Sudan Accountability and Divestment Act of 2007
Wartsila Oyj Abp	WRT1V	FI0009003727	5,459	06/29/2026	54,758

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	42,789	01/16/2026	0	Sudan Accountability and Divestment Act of 2007
Atlas Copco B	ATCO B	SE0017486897	35,131	01/07/2026	0
Epiroc B	EPI B	SE0015658117	24,865 45,890 69,469 23,706	01/07/2026 01/13/2026 01/15/2026 01/15/2026	0

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	72,895	02/06/2026	0	Sudan Accountability and Divestment Act of 2007
Atlas Copco B	ATCO B	SE0017486897	45,905 37,479 18,725 67,291 131,294 89,863 134,495 119,322 128,042 43,343 64,579 44,563 53,866	01/08/2026 02/06/2026 02/09/2026 03/03/2026 03/16/2026 03/31/2026 04/09/2026 04/10/2026 04/13/2026 04/30/2026 04/30/2026 06/05/2026 06/26/2026	907,226

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute

Wartsila Oyj Abp	WRT1V	FI0009003727	17,419	06/26/2026	209,495

Baillie Gifford International Concentrated Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	2,134 2,989 3,643	01/27/2026 04/23/2026 05/25/2026	0	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	49,773 323,502 1,481,504 383,113 128,186 3,623 55,709 18,998 62,141 20,836 63,293 35,346 155,406	01/20/2026 03/23/2026 03/24/2026 03/25/2026 03/26/2026 04/08/2026 04/08/2026 04/09/2026 04/09/2026 04/09/2026 05/04/2026 05/13/2026 05/15/2026	4,624,175	Sudan Accountability and Divestment Act of 2007

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
			94,505 87,471	05/15/2026 06/29/2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements are attached herewith.

The Financial Highlights are attached herewith.

Baillie Gifford
Funds

Semi-Annual Financial Statements and Other Information, June 30, 2026 (Unaudited)

Baillie Gifford China Equities Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Growth Fund

Baillie Gifford U.S. Equity Growth Fund

Index

Page Number
Baillie Gifford China Equities Fund
01	Industry Diversification Table
02	Portfolio of Investments
05	Financial Statements
08	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
10	Industry Diversification Table
11	Portfolio of Investments
16	Financial Statements
19	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
24	Industry Diversification Table
25	Portfolio of Investments
30	Financial Statements
33	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
35	Industry Diversification Table
36	Portfolio of Investments
41	Financial Statements
44	Financial Highlights
Baillie Gifford International Alpha Fund
47	Industry Diversification Table
48	Portfolio of Investments
53	Financial Statements
57	Financial Highlights
Baillie Gifford International Growth Fund
61	Industry Diversification Table
62	Portfolio of Investments
66	Financial Statements
69	Financial Highlights
Baillie Gifford U.S. Equity Growth Fund
75	Industry Diversification Table
76	Portfolio of Investments
78	Financial Statements
81	Financial Highlights
83	Notes to Financial Statements

This report is intended for shareholders of the funds listed on the front of this report (each, a “Fund”, and collectively the “Funds”) and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report’s period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

Value		% of Total Net Assets
Airlines	$14,139	0.5%
Apparel	20,685	0.8
Auto Manufacturers	42,623	1.6
Auto Parts & Equipment	247,707	9.0
Banks	156,265	5.7
Beverages	87,427	3.2
Biotechnology	56,495	2.1
Building Materials	27,852	1.0
Chemicals	135,542	4.9
Commercial Services	33,844	1.2
Computers	94,366	3.4
Distribution/Wholesale	55,450	2.0
Electric	33,961	1.2
Electronics	88,116	3.2
Energy — Alternate Sources	43,641	1.6
Gas	16,534	0.6
Home Furnishings	90,238	3.3
Insurance	101,351	3.7
Internet	567,117	20.7
Lodging	64,811	2.4
Metal Fabricate/Hardware	66,292	2.4
Mining	68,389	2.5
Miscellaneous Manufacturing	27,407	1.0
Oil & Gas	36,695	1.3
Oil & Gas Services	22,259	0.8
Retail	75,083	2.7
Semiconductors	274,450	10.0
Software	69,341	2.5
Telecommunications	76,165	2.8
Total Value of Investments	2,694,245	98.1
Other assets less liabilities	50,860	1.9
Net Assets	$2,745,105	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

Shares	Value
COMMON STOCKS — 98.1%
CHINA — 96.6%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,477	$102,762
Air China Ltd., Class H *	26,000	14,139
Alibaba Group Holding Ltd.	11,500	137,867
Anhui Conch Cement Co., Ltd., Class H	13,000	27,852
Anker Innovations Technology Co., Ltd., Class A	805	12,443
ANTA Sports Products Ltd.	3,000	27,299
Atour Lifestyle Holdings Ltd. ADR	850	27,030
BOE Technology Group Co., Ltd., Class A	37,100	47,714
BYD Co., Ltd., Class H	4,600	42,623
Cambricon Technologies Corp., Ltd., Class A	165	39,069
Centre Testing International Group Co., Ltd., Class A	16,500	33,844
China Construction Bank Corp., Class H	68,000	70,139
China Merchants Bank Co., Ltd., Class H	15,000	86,126
China Oilfield Services Ltd., Class H	28,000	22,259
China Yangtze Power Co., Ltd., Class A	8,700	33,961
Contemporary Amperex Technology Co., Ltd., Class A	2,465	143,289
DiDi Global, Inc. ADR *	5,214	17,467
ENN Energy Holdings Ltd.	3,200	16,534
Fuyao Glass Industry Group Co., Ltd., Class H	4,400	28,773
Ganfeng Lithium Group Co., Ltd., Class H	1,800	11,617
H World Group Ltd.	9,000	37,781
Haier Smart Home Co., Ltd., Class H	10,800	27,625
Horizon Robotics *	26,400	13,838
Hygon Information Technology Co., Ltd., Class A	849	46,652
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	2,200	10,887
Innovent Biologics, Inc. *	1,500	15,280
Jiangsu Azure Corp., Class A	15,468	42,913
Kuaishou Technology	3,800	20,368
Kweichow Moutai Co., Ltd., Class A	500	87,427
Laopu Gold Co., Ltd., Class H	200	8,886
Luckin Coffee, Inc. ADR *	861	23,824
Luxshare Precision Industry Co., Ltd., Class A	4,400	45,950
Meituan, Class B *	4,590	40,517
Midea Group Co., Ltd., Class A	4,500	50,170
Minth Group Ltd. *	4,000	13,554
NAURA Technology Group Co., Ltd., Class A	675	88,527
NetEase, Inc.	2,700	69,341

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

Shares	Value
PDD Holdings, Inc. ADR *	766	$58,430
PetroChina Co., Ltd., Class H	34,000	36,695
Ping An Insurance Group Co. of China Ltd., Class H	15,500	101,351
Pop Mart International Group Ltd.	2,800	55,450
SG Micro Corp., Class A	2,070	44,092
Shandong Sinocera Functional Material Co., Ltd., Class A	5,100	78,062
Shenzhen Inovance Technology Co., Ltd., Class A	4,300	42,166
Shenzhou International Group Holdings Ltd.	4,100	20,685
Sungrow Power Supply Co., Ltd., Class A	1,860	43,641
Sunny Optical Technology Group Co., Ltd.	3,500	27,407
Tencent Holdings Ltd.	5,300	292,468
Tianqi Lithium Corp., Class H *	3,800	19,573
Wanhua Chemical Group Co., Ltd., Class A	2,600	26,290
Weichai Power Co., Ltd., Class H	11,000	48,252
Yifeng Pharmacy Chain Co., Ltd., Class A	5,680	15,074
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,600	23,379
Zhongji Innolight Co., Ltd., Class A	400	76,165
Zijin Mining Group Co., Ltd., Class H	16,000	56,576
2,652,103
HONG KONG — 0.0% (a)
Zijin Gold International Co., Ltd.	81	926
UNITED STATES — 1.5%
BeOne Medicines Ltd., Class H *	1,891	41,216
TOTAL INVESTMENTS — 98.1%
(cost $2,287,391)		$2,694,245
Other assets less liabilities — 1.9%		50,860
NET ASSETS — 100.0%		$2,745,105
(a)
Amount rounds to less than 0.1%.
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the “Manager”) retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$126,751	$2,567,494	$—	$2,694,245
Total	$126,751	$2,567,494	$—	$2,694,245
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $2,287,391)	$2,694,245
Cash	25,075
Foreign cash, at value (cost $17,100)	17,098
Due from Manager	34,297
Dividends receivable	9,569
Prepaid assets	25,401
Total Assets	2,805,685
LIABILITIES
Advisory fee payable	4,132
Administration & Supervisory fee payable	1,277
Commitment fee payable	10
Accrued expenses	55,161
Total Liabilities	60,580
NET ASSETS	$2,745,105
COMPOSITION OF NET ASSETS
Paid-in capital	$3,439,558
Total accumulated (loss)	(694,453)
$2,745,105
NET ASSET VALUE, PER SHARE
Class K ($348,423 / 52,641 shares outstanding), unlimited authorized, no par value	$6.62
Institutional Class ($2,396,682 / 363,359 shares outstanding), unlimited authorized, no par value	$6.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,386)	$34,189
Interest	141
Total Investment Income	34,330
EXPENSES
Advisory fee (Note B)	8,432
Administration & Supervisory fee — Class K shares (Note B)	305
Administration & Supervisory fee — Institutional Class shares (Note B)	2,301
Transfer agency	10,233
Sub-transfer agency — Institutional Class shares	1,214
Fund accounting	52,254
Registration fees	18,509
Professional fees	18,334
Custody	2,509
Legal	264
Trustees’ fees	99
Commitment fees	20
Line of Credit Interest	14
Miscellaneous	2,628
Total Expenses	117,116
Fees waived/expenses reimbursed	(102,564)
Total Expenses after Waiver	14,552
Net Investment Income	19,778
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(5,119)
Foreign currency transactions	(67)
(5,186)
Net change in unrealized (depreciation) on:
Investments	(148,103)
Translation of net assets and liabilities denominated in foreign currencies	(33)
(148,136)
Net realized and unrealized (loss)	(153,322)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(133,544)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford China Equities Fund

For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,778	$24,704
Net realized (loss)	(5,186)	(186,754)
Net change in unrealized appreciation (depreciation)	(148,136)	1,049,261
Net Increase (Decrease) in Net Assets from Operations	(133,544)	887,211
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(3,603)
Institutional Class	—	(25,190)
Total Distributions to Shareholders	—	(28,793)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Institutional Class	—	10,000
Dividends reinvested:
Class K	—	3,603
Institutional Class	—	25,190
Cost of shares redeemed:
Institutional Class	(269,663)	(345,405)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(269,663)	(306,612)
Total Increase (Decrease) in Net Assets	(403,207)	551,806
NET ASSETS
Beginning of Period	3,148,312	2,596,506
End of Period	$2,745,105	$3,148,312

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford China Equities Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$6.92		$5.11	$4.75	$5.89	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.05		0.06	0.11	0.08	0.05	(0.02)
Net realized and unrealized gain loss on investments and foreign currency	(0.35)		1.82	0.36	(1.15)	(2.40)	(1.71)
Net increase (decrease) in net asset value from investment operations	(0.30)		1.88	0.47	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.07)	(0.11)	(0.07)	(0.03)	—
Total dividends and distributions	—		(0.07)	(0.11)	(0.07)	(0.03)	—
Net asset value, end of period	$6.62		$6.92	$5.11	$4.75	$5.89	$8.27
Total Return
Total return based on net asset value(c)	(4.34)%		36.77%	9.81%	(18.08)%	(28.40)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$348		$364	$267	$243	$296	$872
Ratio of net expenses to average net assets, before waiver	7.56%	*	8.47%	10.75%	11.17%	9.21%	11.32%	*
Ratio of net expenses to average net assets, after waiver	0.87%	*	0.87%	0.87%	0.87%	0.87%	0.87%	*
Ratio of net investment income (loss) to average net assets	1.40%	*	0.95%	2.26%	1.48%	0.73%	(0.56)%	*
Portfolio turnover rate(d)	17%		13%	25%	14%	31%	6%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford China Equities Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$6.90		$5.10	$4.74	$5.88	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.04		0.05	0.10	0.07	0.03	(0.03)
Net realized and unrealized gain loss on investments and foreign currency	(0.34)		1.81	0.36	(1.14)	(2.38)	(1.70)
Net increase (decrease) in net asset value from investment operations	(0.30)		1.86	0.46	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.06)	(0.10)	(0.07)	(0.04)	—
Total dividends and distributions	—		(0.06)	(0.10)	(0.07)	(0.04)	—
Net asset value, end of period	$6.60		$6.90	$5.10	$4.74	$5.88	$8.27
Total Return
Total return based on net asset value(c)	(4.35)%		36.53%	9.76%	(18.03)%	(28.43)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,397		$2,784	$2,330	$1,803	$1,785	$1,801
Ratio of net expenses to average net assets, before waiver	7.65%	*	8.56%	10.84%	11.25%	9.30%	11.32%	*
Ratio of net expenses to average net assets, after waiver	0.96%	*	0.96%	0.96%	0.95%	0.96%	0.87%	*
Ratio of net investment income (loss) to average net assets	1.28%	*	0.83%	2.11%	1.34%	0.55%	(0.60)%	*
Portfolio turnover rate(d)	17%		13%	25%	14%	31%	6%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Value		% of Total Net Assets
Airlines	$128,825,396	1.5%
Auto Manufacturers	82,739,567	0.9
Auto Parts & Equipment	163,517,438	1.8
Banks	618,144,972	7.0
Beverages	110,784,869	1.2
Biotechnology	62,209,532	0.7
Building Materials	42,969,931	0.5
Chemicals	70,880,787	0.8
Commercial Services	43,714,299	0.5
Computers	20,078,138	0.2
Cosmetics/Personal Care	33,327,991	0.4
Diversified Financial Services	195,600,758	2.2
Electric	114,132,449	1.3
Electronics	146,650,287	1.7
Engineering & Construction	25,003,512	0.3
Home Furnishings	145,589,065	1.6
Insurance	167,936,068	1.9
Internet	1,095,725,264	12.4
Investment Companies	382,775,929	4.3
Iron/Steel	68,077,988	0.8
Metal Fabricate/Hardware	37,522,983	0.4
Mining	338,723,315	3.8
Miscellaneous Manufacturing	74,030,995	0.8
Oil & Gas	414,000,058	4.7
Real Estate	112,137,506	1.3
Retail	151,206,106	1.7
Semiconductors	3,532,081,451	39.9
Telecommunications	259,147,276	2.9
Transportation	130,960,172	1.5
Total Value of Investments	8,768,494,102	99.0
Other assets less liabilities	92,095,160	1.0
Net Assets	$8,860,589,262	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Shares	Value
COMMON STOCKS — 96.0%
ARGENTINA — 0.8%
Vista Energy SAB de CV ADR *	1,106,063	$70,566,819
BRAZIL — 8.6%
Axia Energia	10,836,600	114,132,449
B3 SA – Brasil Bolsa Balcao	46,272,000	130,149,244
Banco Bradesco SA ADR	15,905,365	55,191,617
MercadoLibre, Inc. *	116,924	198,465,628
Natura Cosmeticos SA *	19,867,100	33,327,991
NU Holdings Ltd., Class A *	3,900,714	52,113,539
Petroleo Brasileiro SA – Petrobras ADR	7,127,244	115,176,263
Vale SA ADR	4,526,462	68,077,988
766,634,719
CHILE — 1.4%
Lundin Mining Corp.	2,023,158	49,300,434
Sociedad Quimica y Minera de Chile SA ADR	957,331	70,880,787
120,181,221
CHINA — 20.9%
Alibaba Group Holding Ltd.	14,552,720	174,464,589
Anker Innovations Technology Co., Ltd., Class A	2,116,400	32,687,979
Anker Innovations Technology Co., Ltd., Class H *	1,498,000	18,970,318
Baidu, Inc., Class A *	2,666,650	38,069,235
Brilliance China Automotive Holdings Ltd.	43,528,000	10,643,452
China Merchants Bank Co., Ltd., Class H	10,853,500	62,318,258
Contemporary Amperex Technology Co., Ltd., Class A	2,815,200	163,517,438
DiDi Global, Inc. ADR *	12,436,325	41,661,689
Goneo Group Co., Ltd., Class A	6,751,750	38,975,542
Haidilao International Holding Ltd.	23,669,000	32,154,039
JD.com, Inc., Class A	2,366,285	30,147,412
Kanzhun Ltd. ADR	3,319,161	42,717,602
Kuaishou Technology	3,700,400	19,833,734
Kweichow Moutai Co., Ltd., Class A	270,499	47,260,392
Luckin Coffee, Inc. ADR *	1,619,106	44,800,663
Meituan, Class B *	4,938,900	43,597,316
Midea Group Co., Ltd., Class A	8,431,850	93,930,768
Montage Technology Co., Ltd., Class A	6,337,079	292,487,967

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Shares	Value
Ping An Insurance Group Co. of China Ltd., Class H	13,682,500	$89,466,893
Pony AI, Inc. ADR *	5,129,035	35,646,793
Silergy Corp.	3,441,000	65,771,938
Tencent Holdings Ltd.	6,023,300	332,381,104
Tencent Music Entertainment Group ADR	768,880	6,420,148
Tencent Music Entertainment Group, Class A, Entitlement	3,279,382	13,699,254
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	11,040,900	37,522,983
Zijin Mining Group Co., Ltd., Class H	13,530,000	47,842,057
1,856,989,563
INDIA — 6.7%
Axis Bank Ltd.	8,525,970	121,343,014
Delhivery Ltd. *	11,489,283	57,369,021
HDFC Life Insurance Co., Ltd.	6,089,889	37,099,647
InterGlobe Aviation Ltd.	1,243,786	70,660,417
Kotak Mahindra Bank Ltd.	18,376,292	76,233,059
PB Fintech Ltd. *	2,401,130	41,369,528
Reliance Industries Ltd.	10,534,020	144,301,501
UltraTech Cement Ltd.	360,923	42,969,931
591,346,118
INDONESIA — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	261,636,663	40,060,189
KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	504,551	43,714,299
MEXICO — 2.0%
Fomento Economico Mexicano SAB de CV ADR	496,673	63,524,477
Grupo Financiero Banorte SAB de CV, Class O	7,665,339	81,179,173
Wal-Mart de Mexico SAB de CV	10,943,187	32,077,070
176,780,720
PANAMA — 0.7%
Copa Holdings SA, Class A	373,883	58,164,978
PERU — 1.0%
Credicorp Ltd.	225,489	87,846,005

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Shares	Value
POLAND — 1.2%
Allegro.eu SA *	4,915,616	$49,474,955
KGHM Polska Miedz SA	701,297	61,977,502
111,452,457
RUSSIA — 0.0% (b)
GMK Norilskiy Nickel PAO *(a)	54,812,700	—
GMK Norilskiy Nickel PAO ADR *(a)	2	—
Moscow Exchange MICEX-RTS PJSC *(a)	14,557,370	—
Sberbank of Russia PJSC *(a)	31,444,360	—
—
SAUDI ARABIA — 0.2%
Saudi Tadawul Group Holding Co.	631,840	22,248,598
SINGAPORE — 0.7%
Sea Ltd. ADR *	644,790	61,790,226
SOUTH AFRICA — 1.4%
Capitec Bank Holdings Ltd.	148,814	43,202,917
FirstRand Ltd.	7,042,537	41,860,119
Impala Platinum Holdings Ltd.	3,856,873	40,519,443
125,582,479
SOUTH KOREA — 18.7%
Coupang, Inc. *	2,475,669	43,002,370
Hyundai Engineering & Construction Co., Ltd.	333,766	25,003,512
Hyundai Glovis Co., Ltd.	316,542	37,944,358
Hyundai Motor Co.	221,178	72,096,115
Samsung Electronics Co., Ltd.	3,174,608	704,436,762
SK hynix, Inc.	220,367	388,855,761
SK Square Co., Ltd.	338,482	382,775,929
1,654,114,807
TAIWAN — 25.0%
Accton Technology Corp.	3,249,000	259,147,276
ASE Technology Holding Co., Ltd.	5,470,000	122,071,571
E Ink Holdings, Inc.	6,136,000	41,902,807
MediaTek, Inc.	2,734,000	372,547,744

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Shares	Value
Nanya Technology Corp. *	11,837,000	$173,240,688
Taiwan Semiconductor Manufacturing Co., Ltd.	15,750,310	1,242,546,385
2,211,456,471
THAILAND — 1.5%
Fabrinet *	131,709	74,030,995
Valeura Energy, Inc. *	7,579,628	55,581,266
129,612,261
UNITED ARAB EMIRATES — 1.3%
Emaar Properties PJSC	34,501,842	112,137,506
UNITED STATES — 0.7%
BeOne Medicines Ltd., Class H *	2,854,195	62,209,532
VIETNAM — 0.7%
FPT Corp.	7,505,700	20,078,138
Mobile World Investment Corp.	14,156,500	42,174,335
62,252,473
ZAMBIA — 1.6%
First Quantum Minerals Ltd. *	5,091,784	139,083,879
Total Common Stocks
(cost $5,361,839,016)		8,504,225,320
PREFERRED STOCKS — 3.0%
BRAZIL — 0.3%
Petroleo Brasileiro SA — Petrobras ADR 5.76%	1,938,129	28,374,209
SOUTH KOREA — 2.7%
Samsung Electronics Co., Ltd. 1.46%	1,672,746	235,894,573
Total Preferred Stocks
(cost $53,034,135)		264,268,782
TOTAL INVESTMENTS — 99.0%
(cost $5,414,873,151)		$8,768,494,102
Other assets less liabilities — 1.0%		92,095,160
NET ASSETS — 100.0%		$8,860,589,262

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (Unaudited)

Baillie Gifford Emerging Markets Equities Fund

(a)
Investment was valued using significant unobservable inputs.
(b)
Amount rounds to less than 0.1%.
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,890,872,990	$6,613,352,330	$0	$8,504,225,320
Preferred Stocks **	28,374,209	235,894,573	—	264,268,782
Total	$1,919,247,199	$6,849,246,903	$0	$8,768,494,102
**
Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2026.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2026 and as a result, management continues to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $5,400,348,902)	$8,768,494,102
Cash	58,636,647
Foreign cash, at value (cost $192,911,766)	193,086,005
Dividends receivable	16,767,093
Capital shares sold receivable	14,460,296
Receivable for investments sold	13,850,346
Tax reclaims receivable	119,060
Prepaid assets	14,476
Total Assets	9,065,428,025
LIABILITIES
Advisory fee payable	10,780,348
Payable for investment purchased	154,417,685
Capital shares purchased payable	23,042,888
Deferred India capital gains tax liability (Note A)	12,628,364
Administration & Supervisory fee payable	2,512,500
Shareholder Servicing fee payable	284,001
Commitment fee payable	25,067
Trustee fee payable	3,868
Accrued expenses	1,144,042
Total Liabilities	204,838,763
NET ASSETS	$8,860,589,262
COMPOSITION OF NET ASSETS
Paid-in capital	$4,821,027,598
Total distributable earnings	4,039,561,664
$8,860,589,262
NET ASSET VALUE, PER SHARE
Class 2 ($222,605,711 / 6,452,272 shares outstanding), unlimited authorized, no par value	$34.50
Class 4 ($555,212,521 / 15,921,575 shares outstanding), unlimited authorized, no par value	$34.87
Class 5 ($1,809,231,281 / 50,186,202 shares outstanding), unlimited authorized, no par value	$36.05
Class K ($3,643,353,787 / 106,117,551 shares outstanding), unlimited authorized, no par value	$34.33
Institutional Class ($2,630,185,962 / 76,704,551 shares outstanding), unlimited authorized, no par value	$34.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $9,770,624)	$81,237,197
Interest	286,767
Total Investment Income	81,523,964
EXPENSES
Advisory fee (Note B)	20,514,209
Shareholder Servicing fees — Class 2 shares (Note B)	172,626
Shareholder Servicing fees — Class 3 shares (Note B)	61,160
Shareholder Servicing fees — Class 4 shares (Note B)	153,745
Shareholder Servicing fees — Class 5 shares (Note B)	163,525
Administration & Supervisory fee — Class K shares (Note B)	2,774,762
Administration & Supervisory fee — Institutional Class shares (Note B)	1,992,797
Transfer agency	84,089
Sub-transfer agency — Institutional Class shares	943,294
Custody	1,249,369
Legal	665,407
Fund accounting	568,283
Trustees’ fees	242,044
Professional fees	181,893
Commitment fees	50,661
Registration fees	33,518
Line of Credit Interest	9,858
Miscellaneous	149,013
Total Expenses	30,010,253
Net Investment Income	51,513,711
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $136,413)	1,084,658,936
Foreign currency transactions	(5,635,999)
1,079,022,937
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of ($10,671,955)) (Note A)	946,036,156
Translation of net assets and liabilities denominated in foreign currencies	33,173
946,069,329
Net realized and unrealized gain	2,025,092,266
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,076,605,977

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$51,513,711		$100,858,924
Net realized gain	1,079,022,937		174,028,816
Net change in unrealized appreciation	946,069,329		1,807,272,774
Net Increase in Net Assets from Operations	2,076,605,977		2,082,160,514
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(2,768,795)
Class 3	—		(3,199,046)
Class 4	—		(5,370,492)
Class 5	—		(24,054,260)
Class K	—		(48,312,811)
Institutional Class	—		(33,062,254)
Total Distributions to Shareholders	—		(116,767,658)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	19,300,000		50,414,743	*
Class 4	223,816,181	*	—
Class K	229,672,256	*	243,924,527	*
Institutional Class	257,958,373	*	673,102,375	*
Dividends reinvested:
Class 2	—		2,768,795
Class 3	—		3,199,045
Class 4	—		5,370,492
Class 5	—		24,054,260
Class K	—		39,210,672
Institutional Class	—		32,623,185
Cost of shares redeemed:
Class 2	(20,060,000)		(20,186,800)
Class 3	(223,816,181)	*	(50,413,243)	*
Class 4	(103,000,000)		—
Class 5	(51,900,000)		(48,400,000)
Class K	(391,179,898)	*	(561,794,517)	*
Institutional Class	(312,921,269)	*	(327,820,600)	*
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(372,130,538)		66,052,934
Total Increase in Net Assets	1,704,475,439		2,031,445,790
NET ASSETS
Beginning of Period	7,156,113,823		5,124,668,033
End of Period	$8,860,589,262		$7,156,113,823
*
See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

Selected data for a Class 2 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$26.66		$19.26	$18.82	$17.13	$24.55	$27.66
From Investment Operations
Net investment income(a)	0.20		0.40	0.49	0.46	0.77	0.34
Net realized and unrealized gain (loss) on investments and foreign currency	7.64		7.44	0.63	1.99	(7.26)	(2.76)
Net increase (decrease) in net asset value from investment operations	7.84		7.84	1.12	2.45	(6.49)	(2.42)
Dividends and Distributions to Shareholders
From net investment income	—		(0.44)	(0.68)	(0.76)	(0.93)	(0.33)
From net realized gain on investments	—		—	—	—	—	(0.36)
Total dividends and distributions	—		(0.44)	(0.68)	(0.76)	(0.93)	(0.69)
Net asset value, end of period	$34.50		$26.66	$19.26	$18.82	$17.13	$24.55
Total Return
Total return based on net asset value(b)	29.41%		40.71%	5.97%	14.32%	(26.44)%	(8.75)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$222,606		$169,955	$87,006	$59,144	$51,848	$66,301
Ratio of net expenses to average net assets	0.76%	*	0.77%	0.79%	0.81%	0.83%	0.78%
Ratio of net investment income to average net assets	1.31%	*	1.76%	2.42%	2.47%	3.96%	1.20%
Portfolio turnover rate(c)	24%		28%	21%	23%	15%	19%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

Selected data for a Class 4 share outstanding throughout each period:

For the Six MonthsEnded June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period July 14,2023(a) through December 31, 2023		For the Period January 1,2023 through April 13, 2023(a)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$26.93		$19.45	$18.99	$19.96		$17.54		$25.11	$28.30
From Investment Operations
Net investment income(b)	0.23		0.41	0.55	0.19		0.07		0.80	0.47
Net realized and unrealized gain (loss) on investments and foreign currency	7.71		7.53	0.60	(0.38)		1.42		(7.42)	(2.93)
Net increase (decrease) in net asset value from investment operations	7.94		7.94	1.15	(0.19)		1.49		(6.62)	(2.46)
Dividends and Distributions to Shareholders
From net investment income	—		(0.46)	(0.69)	(0.78)		—		(0.95)	(0.37)
From net realized gain on investments	—		—	—	—		—		—	(0.36)
Total dividends and distributions	—		(0.46)	(0.69)	(0.78)		—		(0.95)	(0.73)

Net asset value, end of period	$34.87		$26.93	$19.45	$18.99		$19.03		$17.54	$25.11
Total Return
Total return based on net asset value(c)	29.48%		40.85%	6.07%	(0.94)%		8.48%		(26.37)%	(8.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$555,213		$318,240	$225,922	$212,997		$201,945		$186,171	$252,837
Ratio of net expenses to average net assets	0.66%	*	0.67%	0.69%	0.71%	*	0.71%	*	0.73%	0.68%
Ratio of net investment income to average net assets	1.50%	*	1.77%	2.69%	2.10%	*	1.36%	*	4.00%	1.64%
Portfolio turnover rate(d)	24%		28%	21%	23%		23%		15%	19%
*
Annualized.
(a)
Recommencement of investment operations. Class had no shareholders from April 13, 2023 to July 13, 2023. All shares of this class were redeemed on April 13, 2023 at $19.03. New shares were issued at $19.96 on July 14, 2023.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

Selected data for a Class 5 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$27.84		$20.09	$19.59	$17.80	$25.47	$28.69
From Investment Operations
Net investment income(a)	0.23		0.43	0.58	0.52	0.82	0.49
Net realized and unrealized gain (loss) on investments and foreign currency	7.98		7.79	0.62	2.05	(7.53)	(2.96)
Net increase (decrease) in net asset value from investment operations	8.21		8.22	1.20	2.57	(6.71)	(2.47)
Dividends and Distributions to Shareholders
From net investment income	—		(0.47)	(0.70)	(0.78)	(0.96)	(0.39)
From net realized gain on investments	—		—	—	—	—	(0.36)
Total dividends and distributions	—		(0.47)	(0.70)	(0.78)	(0.96)	(0.75)
Net asset value, end of period	$36.05		$27.84	$20.09	$19.59	$17.80	$25.47
Total Return
Total return based on net asset value(b)	29.51%		40.92%	6.12%	14.48%	(26.33)%	(8.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,809,231		$1,438,216	$1,060,159	$1,115,352	$1,162,457	$1,746,589
Ratio of net expenses to average net assets	0.61%	*	0.62%	0.64%	0.66%	0.68%	0.63%
Ratio of net investment income to average net assets	1.42%	*	1.81%	2.73%	2.68%	4.01%	1.68%
Portfolio turnover rate(c)	24%		28%	21%	23%	15%	19%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$26.53		$19.17	$18.72	$17.04	$24.44	$27.56
From Investment Operations
Net investment income(a)	0.19		0.37	0.52	0.45	0.76	0.44
Net realized and unrealized gain (loss) on investments and foreign currency	7.61		7.43	0.60	1.99	(7.23)	(2.85)
Net increase (decrease) in net asset value from investment operations	7.80		7.80	1.12	2.44	(6.47)	(2.41)
Dividends and Distributions to Shareholders
From net investment income	—		(0.44)	(0.67)	(0.76)	(0.93)	(0.35)
From net realized gain on investments	—		—	—	—	—	(0.36)
Total dividends and distributions	—		(0.44)	(0.67)	(0.76)	(0.93)	(0.71)
Net asset value, end of period	$34.33		$26.53	$19.17	$18.72	$17.04	$24.44
Total Return
Total return based on net asset value(b)	29.40%		40.69%	6.00%	14.30%	(26.47)%	(8.72)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,643,354		$2,959,765	$2,374,315	$2,233,351	$1,949,586	$2,654,520
Ratio of net expenses to average net assets	0.76%	*	0.77%	0.79%	0.81%	0.83%	0.78%
Ratio of net investment income to average net assets	1.27%	*	1.64%	2.59%	2.45%	3.94%	1.58%
Portfolio turnover rate(c)	24%		28%	21%	23%	15%	19%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$26.51		$19.16	$18.72	$17.04	$24.43	$27.55
From Investment Operations
Net investment income(a)	0.18		0.36	0.49	0.44	0.74	0.41
Net realized and unrealized gain (loss) on investments and foreign currency	7.60		7.42	0.61	1.98	(7.22)	(2.85)
Net increase (decrease) in net asset value from investment operations	7.78		7.78	1.10	2.42	(6.48)	(2.44)
Dividends and Distributions to Shareholders
From net investment income	—		(0.43)	(0.66)	(0.74)	(0.91)	(0.32)
From net realized gain on investments	—		—	—	—	—	(0.36)
Total dividends and distributions	—		(0.43)	(0.66)	(0.74)	(0.91)	(0.68)
Net asset value, end of period	$34.29		$26.51	$19.16	$18.72	$17.04	$24.43
Total Return
Total return based on net asset value(b)	29.35%		40.60%	5.89%	14.21%	(26.52)%	(8.82)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,630,186		$2,076,527	$1,188,974	$932,066	$838,274	$1,203,032
Ratio of net expenses to average net assets	0.84%	*	0.86%	0.87%	0.89%	0.91%	0.87%
Ratio of net investment income to average net assets	1.20%	*	1.60%	2.44%	2.40%	3.81%	1.46%
Portfolio turnover rate(c)	24%		28%	21%	23%	15%	19%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Value		% of Total Net Assets
Airlines	$27,187	1.3%
Auto Manufacturers	17,928	0.9
Auto Parts & Equipment	13,856	0.7
Banks	148,716	7.2
Beverages	20,720	1.0
Building Materials	10,358	0.5
Chemicals	17,399	0.8
Commercial Services	10,137	0.5
Computers	29,286	1.4
Cosmetics/Personal Care	7,549	0.4
Diversified Financial Services	57,353	2.8
Electric	28,437	1.4
Electronics	11,008	0.5
Engineering & Construction	6,368	0.3
Insurance	23,285	1.1
Internet	155,751	7.6
Investment Companies	132,669	6.4
Iron/Steel	22,861	1.1
Leisure Time	7,938	0.4
Machinery — Diversified	7,270	0.4
Mining	68,026	3.3
Miscellaneous Manufacturing	49,408	2.4
Oil & Gas	98,884	4.8
Real Estate	26,798	1.3
Retail	37,863	1.8
Semiconductors	886,265	43.1
Telecommunications	79,762	3.9
Transportation	19,481	1.0
Total Value of Investments	2,022,563	98.3
Other assets less liabilities	35,879	1.7
Net Assets	$2,058,442	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Shares	Value
COMMON STOCKS — 94.3%
ARGENTINA — 0.9%
Vista Energy SAB de CV ADR *	290	$18,502
BRAZIL — 9.7%
Axia Energia	2,700	28,437
B3 SA — Brasil Bolsa Balcao	11,200	31,502
Banco Bradesco SA ADR	3,887	13,488
Lojas Renner SA	2,600	7,444
MercadoLibre, Inc. *	24	40,737
Natura Cosmeticos SA *	4,500	7,549
NU Holdings Ltd., Class A *	1,038	13,868
Petroleo Brasileiro SA — Petrobras ADR	1,617	26,131
Vale SA ADR	1,520	22,861
WEG SA	800	7,269
199,286
CHILE — 1.5%
Lundin Mining Corp.	582	14,182
Sociedad Quimica y Minera de Chile SA ADR	235	17,400
31,582
CONGO (DEMOCRATIC REPUBLIC) — 0.4%
Ivanhoe Mines Ltd., Class A *	928	7,270
INDIA — 9.5%
Axis Bank Ltd.	2,028	28,863
Cholamandalam Investment and Finance Co., Ltd.	424	8,033
Delhivery Ltd. *	2,269	11,330
Eicher Motors Ltd.	106	7,937
Escorts Kubota Ltd.	197	6,128
HDFC Life Insurance Co., Ltd.	2,148	13,085
ICICI Bank Ltd.	963	14,057
InterGlobe Aviation Ltd.	254	14,430
Kotak Mahindra Bank Ltd.	2,990	12,404
PB Fintech Ltd. *	592	10,200
Reliance Industries Ltd.	2,522	34,548
Samvardhana Motherson International Ltd.	8,837	13,856
Tata Consultancy Services Ltd.	450	9,672

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Shares	Value
UltraTech Cement Ltd.	87	$10,358
194,901
INDONESIA — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	52,500	8,038
KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	117	10,137
MEXICO — 2.9%
BBB Foods, Inc., Class A *	320	13,334
Fomento Economico Mexicano SAB de CV ADR	162	20,720
Grupo Financiero Banorte SAB de CV, Class O	1,624	17,199
Wal-Mart de Mexico SAB de CV	3,186	9,339
60,592
PANAMA — 0.6%
Copa Holdings SA, Class A	82	12,757
PERU — 1.3%
Credicorp Ltd.	66	25,712
POLAND — 0.6%
Allegro.eu SA *	1,278	12,863
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	9,400	—
GMK Norilskiy Nickel PAO ADR *(b)	6	—
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	—
Sberbank of Russia PJSC *(b)	5,512	—
—
SAUDI ARABIA — 0.2%
Saudi Tadawul Group Holding Co.	135	4,754
SINGAPORE — 1.7%
Grab Holdings Ltd., Class A *	2,502	9,433
Sea Ltd. ADR *	270	25,874
35,307

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Shares	Value
SOUTH AFRICA — 4.0%
Capitec Bank Holdings Ltd.	45	$13,064
FirstRand Ltd.	1,342	7,977
Impala Platinum Holdings Ltd.	814	8,552
Naspers Ltd., N Shares	882	44,288
Remgro Ltd.	688	8,274
82,155
SOUTH KOREA — 25.3%
Coupang, Inc. *	604	10,491
Hyundai Engineering & Construction Co., Ltd.	85	6,368
Hyundai Glovis Co., Ltd.	68	8,151
Hyundai Motor Co.	55	17,928
NCSoft Corp.	72	12,064
Samsung Electronics Co., Ltd.	902	200,151
SK hynix, Inc.	80	141,167
SK Square Co., Ltd.	110	124,395
520,715
TAIWAN — 28.0%
Accton Technology Corp.	1,000	79,762
Advantech Co., Ltd.	1,000	15,601
E Ink Holdings, Inc.	1,612	11,008
MediaTek, Inc.	558	76,036
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	394,452
576,859
THAILAND — 2.7%
Fabrinet *	77	43,280
Valeura Energy, Inc. *	1,565	11,476
54,756
UNITED ARAB EMIRATES — 1.3%
Emaar Properties PJSC	8,245	26,798
VIETNAM — 0.9%
FPT Corp.	1,500	4,013
Military Commercial Joint Stock Bank	7,400	7,110
Mobile World Investment Corp.	2,600	7,746
18,869

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Shares	Value
ZAMBIA — 1.9%
First Quantum Minerals Ltd. *	1,392	$38,023
Total Common Stocks
(cost $1,218,357)		1,939,876
PREFERRED STOCKS — 4.0%
BRAZIL — 0.4%
Petroleo Brasileiro SA — Petrobras ADR 5.76%	562	8,227
SOUTH KOREA — 3.6%
Samsung Electronics Co., Ltd. 1.46%	528	74,460
Total Preferred Stocks
(cost $31,239)		82,687
TOTAL INVESTMENTS — 98.3%
(cost $1,249,596)		$2,022,563
Other assets less liabilities — 1.7%		35,879
NET ASSETS — 100.0%		$2,058,442
(a)
Amount rounds to less than 0.1%.
(b)
Investment was valued using significant unobservable inputs.
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$517,443	$1,422,433	$—	$1,939,876
Preferred Stocks **	8,227	74,460	—	82,687
Total	$525,670	$1,496,893	$—	$2,022,563
**
Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2026.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2026 and as a result, management continues to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $1,249,596)	$2,022,563
Cash	19,773
Foreign cash, at value (cost $1,265)	1,264
Due from Manager	55,752
Dividends receivable	2,961
Prepaid assets	18,983
Total Assets	2,121,296
LIABILITIES
Advisory fee payable	2,560
Deferred India capital gains tax liability (Note A)	3,209
Payable for investment purchased	2,341
Administration & Supervisory fee payable	791
Commitment fee payable	5
Trustee fee payable	2
Accrued expenses	53,946
Total Liabilities	62,854
NET ASSETS	$2,058,442
COMPOSITION OF NET ASSETS
Paid-in capital	$1,112,879
Total distributable earnings	945,563
$2,058,442
NET ASSET VALUE, PER SHARE
Class K ($1,029,221 / 56,483 shares outstanding), unlimited authorized, no par value	$18.22
Institutional Class ($1,029,221 / 56,483 shares outstanding), unlimited authorized, no par value	$18.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,096)	$14,295
Interest	35
Total Investment Income	14,330
EXPENSES
Advisory fee (Note B)	4,684
Administration & Supervisory fee — Class K shares (Note B)	724
Administration & Supervisory fee — Institutional Class shares (Note B)	724
Transfer agency	7,688
Fund accounting	53,383
Professional fees	19,052
Registration fees	17,953
Custody	4,674
Legal	138
Trustees’ fees	49
Commitment fees	11
Miscellaneous	2,499
Total Expenses	111,579
Fees waived/expenses reimbursed	(104,169)
Total Expenses after Waiver	7,410
Net Investment Income	6,920
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $38)	201,966
Foreign currency transactions	(177)
201,789
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of ($2,540)) (Note A)	436,139
Translation of net assets and liabilities denominated in foreign currencies	15
436,154
Net realized and unrealized gain	637,943
NET INCREASE IN NET ASSETS FROM OPERATIONS	$644,863

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets ex China Fund

For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,920	$15,526
Net realized gain (loss)	201,789	42,128
Net change in unrealized appreciation	436,154	369,144
Net Increase in Net Assets from Operations	644,863	426,798
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(13,256)
Institutional Class	—	(13,256)
Total Distributions to Shareholders	—	(26,512)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	13,256
Institutional Class	—	13,256
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	26,512
Total Increase in Net Assets	644,863	426,798
NET ASSETS
Beginning of Year	1,413,579	986,781
End of Year	$2,058,442	$1,413,579

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets ex China Fund

Selected data for a Class K share outstanding throughout each each year:

For the Six Months Ended June 30, 2026			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$12.51		$8.90	$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.06		0.14	0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	5.65		3.71	0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	5.71		3.85	0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$18.22		$12.51	$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	45.64%		43.26%	6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,029		$707	$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	13.10%	*	20.15%	24.18%	27.12%	19.57%	328.89%	*
Ratio of net expenses to average net assets, after waiver	0.87%	*	0.87%	0.87%	0.87%	0.87%	0.87%	*
Ratio of net investment income to average net assets	0.81%	*	1.35%	1.42%	2.66%	4.24%	17.62%	*
Portfolio turnover rate(d)	19%		20%	15%	36%	13%	—%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets ex China Fund

Selected data for an Institutional Class share outstanding throughout each each year:

For the Six Months Ended June 30, 2026			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$12.51		$8.90	$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.06		0.14	0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	5.65		3.71	0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	5.71		3.85	0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$18.22		$12.51	$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	45.64%		43.26%	6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,029		$707	$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	13.10%	*	20.15%	24.18%	27.12%	19.57%	328.89%	*
Ratio of net expenses to average net assets, after waiver	0.87%	*	0.87%	0.87%	0.87%	0.87%	0.87%	*
Ratio of net investment income to average net assets	0.81%	*	1.35%	1.42%	2.66%	4.24%	17.62%	*
Portfolio turnover rate(d)	19%		20%	15%	36%	13%	—%
*
Annualized.
(a)
Commencement of investment operations.
(b)
Calculated based upon average shares outstanding during the period.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Value		% of Total Net Assets
Aerospace/Defense	$1,485,795	0.4%
Agriculture	3,987,256	1.2
Airlines	4,287,098	1.2
Auto Parts & Equipment	5,152,031	1.5
Banks	13,591,285	4.0
Biotechnology	7,338,280	2.1
Building Materials	12,895,236	3.7
Chemicals	2,627,393	0.8
Commercial Services	12,008,747	3.5
Computers	3,166,467	0.9
Distribution/Wholesale	1,454,902	0.4
Diversified Financial Services	11,707,182	3.4
Electrical Components & Equipment	4,236,826	1.2
Engineering & Construction	4,183,896	1.2
Food	1,567,641	0.5
Healthcare — Products	5,377,983	1.6
Healthcare — Services	11,194,064	3.3
Home Furnishings	2,466,395	0.7
Insurance	3,021,306	0.9
Internet	63,854,616	18.6
Leisure Time	2,220,651	0.6
Machinery — Construction & Mining	2,432,620	0.7
Machinery — Diversified	7,045,103	2.0
Media	3,936,614	1.1
Metal Fabricate/Hardware	5,416,965	1.6
Mining	2,399,191	0.7
Miscellaneous Manufacturing	2,706,625	0.8
Oil & Gas	10,350,840	3.0
Oil & Gas Services	1,552,746	0.5
Pharmaceuticals	4,936,451	1.4
Private Equity	2,340,874	0.7
Real Estate	4,722,904	1.4
Retail	15,714,962	4.6
Semiconductors	70,726,563	20.5
Software	20,425,022	5.9
Toys/Games/Hobbies	3,492,126	1.0
Transportation	3,241,135	0.9
Total Value of Investments	339,265,791	98.5
Other assets less liabilities	5,028,423	1.5
Net Assets	$344,294,214	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Shares	Value
COMMON STOCKS — 98.5%
BRAZIL — 3.6%
B3 SA — Brasil Bolsa Balcao	1,326,900	$3,732,171
MercadoLibre, Inc. *	1,474	2,501,953
NU Holdings Ltd., Class A *	168,591	2,252,376
Petroleo Brasileiro SA — Petrobras ADR	242,653	3,921,272
12,407,772
CANADA — 2.2%
Brookfield Corp.	54,963	2,340,874
Shopify, Inc., Class A *	30,941	3,532,844
Stella-Jones, Inc.	33,798	1,867,856
7,741,574
CHINA — 4.3%
Contemporary Amperex Technology Co., Ltd., Class A	88,700	5,152,031
Midea Group Co., Ltd., Class A	221,400	2,466,395
Tencent Holdings Ltd.	129,000	7,118,550
14,736,976
DENMARK — 0.6%
Novo Nordisk A/S, B Shares	44,595	2,141,762
FINLAND — 0.6%
Wartsila OYJ Abp	54,758	2,091,327
FRANCE — 0.5%
Nexans SA	11,044	1,838,196
GERMANY — 0.4%
Auto1 Group SE *	54,861	1,454,902
ITALY — 2.2%
Poste Italiane SpA	99,016	3,241,135
Ryanair Holdings PLC ADR	66,210	4,287,098
7,528,233
JAPAN — 5.3%
Chugai Pharmaceutical Co., Ltd.	60,500	2,794,689

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Shares	Value
Cosmos Pharmaceutical Corp.	42,400	$1,610,023
Disco Corp.	4,500	2,341,052
Keyence Corp.	9,800	4,953,776
Kokusai Electric Corp.	56,400	3,876,100
Lasertec Corp.	8,800	2,795,218
18,370,858
NETHERLANDS — 1.6%
Adyen NV *	3,459	3,244,948
BE Semiconductor Industries NV	7,302	2,411,502
5,656,450
PERU — 0.9%
Credicorp Ltd.	8,170	3,182,869
POLAND — 0.5%
Dino Polska SA *	207,495	1,567,641
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	—
SINGAPORE — 1.4%
Sea Ltd. ADR *	21,850	2,093,885
United Overseas Bank Ltd.	91,600	2,820,807
4,914,692
SOUTH KOREA — 3.3%
Samsung Electronics Co., Ltd.	37,092	8,230,613
SK hynix, Inc.	1,757	3,100,371
11,330,984
SWEDEN — 1.5%
Epiroc AB, B Shares	104,811	2,432,620
Skandinaviska Enskilda Banken AB, A Shares	132,098	2,630,207
5,062,827
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	15,731	3,631,161

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Shares	Value
TAIWAN — 6.7%
MediaTek, Inc.	20,000	$2,725,294
Taiwan Semiconductor Manufacturing Co., Ltd.	256,000	20,195,912
22,921,206
UNITED KINGDOM — 1.6%
Autotrader Group PLC	306,148	2,027,258
Games Workshop Group PLC	12,187	3,492,126
5,519,384
UNITED STATES — 60.2%
Advanced Drainage Systems, Inc.	17,725	2,782,116
AeroVironment, Inc. *	9,001	1,485,795
Alnylam Pharmaceuticals, Inc. *	6,155	1,852,840
Alphabet, Inc., Class C	36,716	12,972,864
Amazon.com, Inc. *	46,658	11,120,468
Apple, Inc.	10,943	3,166,467
AppLovin Corp., Class A *	8,984	4,628,826
AutoZone, Inc. *	984	3,144,805
Axon Enterprise, Inc. *	4,828	2,706,625
Brunswick Corp.	26,361	2,220,651
CBRE Group, Inc., Class A *	24,815	3,342,332
Cloudflare, Inc., Class A *	7,514	1,843,034
Coinbase Global, Inc., Class A *	9,864	1,442,018
Comfort Systems USA, Inc.	2,111	4,183,896
CoStar Group, Inc. *	48,749	1,380,572
CRH PLC	40,997	4,386,679
Cullen/Frost Bankers, Inc.	17,506	2,705,027
Datadog, Inc., Class A *	13,628	3,548,186
Dollar General Corp.	29,174	3,358,219
DoorDash, Inc., Class A *	27,261	5,030,472
Dutch Bros, Inc., Class A *	26,948	1,935,136
Eaton Corp. PLC	5,629	2,398,630
Elevance Health, Inc.	11,188	4,326,735
Ensign Group, Inc. (The)	27,412	4,394,144
EOG Resources, Inc.	32,231	4,181,328
EQT Corp.	42,284	2,248,240
Freeport-McMoRan, Inc.	38,149	2,399,191
Linde PLC	5,063	2,627,393
Markel Group, Inc. *	1,547	3,021,307

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Shares	Value
Martin Marietta Materials, Inc.	11,515	$6,640,701
Mastercard, Inc., Class A	12,720	6,532,992
Medline, Inc., Class A *	57,430	2,265,039
Medpace Holdings, Inc. *	4,670	2,473,185
Meta Platforms, Inc., Class A	10,343	5,826,109
Microsoft Corp.	17,092	6,375,658
Moody’s Corp.	7,688	3,482,049
MSCI, Inc.	7,542	4,223,822
Netflix, Inc. *	41,958	2,995,801
NVIDIA Corp.	88,994	17,806,809
ON Semiconductor Corp. *	36,636	3,463,567
Paycom Software, Inc.	11,068	1,391,026
Philip Morris International, Inc.	22,040	3,987,256
QXO, Inc. *	117,802	2,035,619
RBC Bearings, Inc. *	4,091	2,634,849
Royalty Pharma PLC, Class A	97,832	5,485,440
Samsara, Inc., Class A *	93,842	3,043,296
Service Corp. International	53,454	4,060,366
Space Exploration Technologies Corp., Class A *	23,040	3,936,614
Spotify Technology SA *	3,231	1,483,449
Texas Instruments, Inc.	12,682	3,780,124
Thermo Fisher Scientific, Inc.	6,209	3,112,944
Tidewater, Inc. *	23,304	1,552,746
Uber Technologies, Inc. *	34,952	2,522,136
WillScot Holdings Corp.	42,321	1,221,384
207,166,977
TOTAL INVESTMENTS — 98.5%
(cost $207,778,856)		$339,265,791
Other assets less liabilities — 1.5%		5,028,423
NET ASSETS — 100.0%		$344,294,214
(a)
Amount rounds to less than 0.1%.
(b)
Investment was valued using significant unobservable inputs.
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$236,880,175	$102,385,616	$0	$339,265,791
Total	$236,880,175	$102,385,616	$0	$339,265,791
**
Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2026.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2026 and as a result, management continues to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $207,778,856)	$339,265,791
Cash	1,490,808
Foreign cash, at value (cost $122,431)	122,381
Receivable for investments sold	3,134,193
Tax reclaims receivable	631,179
Dividends receivable	296,192
Prepaid assets	11,175
Total Assets	344,951,719
LIABILITIES
Advisory fee payable	402,405
Administration & Supervisory fee payable	132,370
Shareholder Servicing fee payable	37,233
Commitment fee payable	1,383
Accrued expenses	84,114
Total Liabilities	657,505
NET ASSETS	$344,294,214
COMPOSITION OF NET ASSETS
Paid-in capital	$94,299,499
Total distributable earnings	249,994,715
$344,294,214
NET ASSET VALUE, PER SHARE
Class 2 ($50,086,497 / 3,638,919 shares outstanding), unlimited authorized, no par value	$13.76
Class K ($264,127,064 / 19,402,925 shares outstanding), unlimited authorized, no par value	$13.61
Institutional Class ($30,080,653 / 2,204,993 shares outstanding), unlimited authorized, no par value	$13.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $228,488)	$2,533,311
Interest	26,934
Total Investment Income	2,560,245
EXPENSES
Advisory fee (Note B)	845,100
Shareholder Servicing fees — Class 2 shares (Note B)	68,547
Shareholder Servicing fees — Class 3 shares (Note B)	13,837
Administration & Supervisory fee — Class K shares (Note B)	240,826
Administration & Supervisory fee — Institutional Class shares (Note B)	26,272
Transfer agency	20,342
Sub-transfer agency — Institutional Class shares	16,745
Fund accounting	57,944
Legal	34,508
Professional fees	32,788
Custody	30,945
Registration fees	19,616
Trustees’ fees	12,623
Commitment fees	2,551
Line of Credit Interest	73
Miscellaneous	11,890
Total Expenses	1,434,607
Net Investment Income	1,125,638
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	82,505,593
Foreign currency transactions	(1,135)
82,504,458
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $133) (Note A)	(72,585,835)
Translation of net assets and liabilities denominated in foreign currencies	(11,283)
(72,597,118)
Net realized and unrealized gain	9,907,340
NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,032,978

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Global Alpha Equities Fund

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,125,638		$1,296,933
Net realized gain	82,504,458		152,112,217
Net change in unrealized (depreciation)	(72,597,118)		(78,805,179)
Net Increase in Net Assets from Operations	11,032,978		74,603,971
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(24,096,227)
Class 3	—		(14,017,546)
Class K	—		(89,681,764)
Institutional Class	—		(12,356,277)
Total Distributions to Shareholders	—		(140,151,814)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	48,620,326	*	1,500
Class 3	—		49,227,613	*
Class K	358,223		15,005,259
Institutional Class	105,900		9,600,000
Dividends reinvested:
Class 2	—		24,096,227
Class 3	—		14,017,546
Class K	—		89,681,764
Institutional Class	—		9,358,079
Cost of shares redeemed:
Class 2	(81,572,754)		(96,003,360)	*
Class 3	(48,620,326)	*	—
Class 4	—		(215,447,102)
Class K	(42,014,375)		(97,447,679)
Institutional Class	(8,080,902)		(11,315,752)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(131,203,908)		(209,225,905)
Total (Decrease) in Net Assets	(120,170,930)		(274,773,748)
NET ASSETS
Beginning of Period	464,465,144		739,238,892
End of Period	$344,294,214		$464,465,144
*
See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Global Alpha Equities Fund

Selected data for a Class 2 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.37		$16.17	$16.05	$13.57	$19.72	$21.18
From Investment Operations
Net investment income(a)	0.03		0.04	0.08	0.09	0.11	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		2.82	1.69	2.57	(5.85)	1.54
Net increase (decrease) in net asset value from investment operations	0.39		2.86	1.77	2.66	(5.74)	1.62
Dividends and Distributions to Shareholders
From net investment income	—		(0.57)	(0.25)	(0.18)	(0.01)	(0.30)
From net realized gain on investments	—		(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	—		(5.66)	(1.65)	(0.18)	(0.41)	(3.08)
Net asset value, end of period	$13.76		$13.37	$16.17	$16.05	$13.57	$19.72
Total Return
Total return based on net asset value(b)	2.91%		17.46%	10.92%	19.61%	(29.08)%	7.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,086		$80,807	$151,740	$138,907	$167,683	$187,473
Ratio of net expenses to average net assets	0.67%	*	0.66%	0.65%	0.65%	0.67%	0.64%
Ratio of net investment income to average net assets	0.53%	*	0.21%	0.47%	0.58%	0.77%	0.33%
Portfolio turnover rate(c)	25%		30%	28%	19%	9%	40%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Global Alpha Equities Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.23		$16.06	$15.96	$13.50	$19.62	$21.12
From Investment Operations
Net investment income(a)	0.04		0.04	0.07	0.08	0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		2.81	1.69	2.56	(5.82)	1.56
Net increase (decrease) in net asset value from investment operations	0.38		2.85	1.76	2.64	(5.71)	1.61
Dividends and Distributions to Shareholders
From net investment income	—		(0.59)	(0.26)	(0.18)	(0.01)	(0.33)
From net realized gain on investments	—		(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	—		(5.68)	(1.66)	(0.18)	(0.41)	(3.11)
Net asset value, end of period	$13.61		$13.23	$16.06	$15.96	$13.50	$19.62
Total Return
Total return based on net asset value(b)	2.87%		17.50%	10.87%	19.65%	(29.08)%	7.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,127		$297,703	$327,190	$368,280	$398,663	$513,807
Ratio of net expenses to average net assets	0.68%	*	0.65%	0.65%	0.65%	0.67%	0.64%
Ratio of net investment income to average net assets	0.57%	*	0.21%	0.43%	0.55%	0.74%	0.23%
Portfolio turnover rate(c)	25%		30%	28%	19%	9%	40%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Global Alpha Equities Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.26		$16.10	$15.97	$13.51	$19.65	$21.15
From Investment Operations
Net investment income	0.03		0.02	0.06	0.07	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.81	1.68	2.56	(5.82)	1.54
Net increase (decrease) in net asset value from investment operations	0.38		2.83	1.74	2.63	(5.73)	1.59
Dividends and Distributions to Shareholders
Net investment income(a)	—		(0.58)	(0.21)	(0.17)	(0.01)	(0.31)
From net realized gain on investments	—		(5.09)	(1.40)	—	(0.40)	(2.78)
Total dividends and distributions	—		(5.67)	(1.61)	(0.17)	(0.41)	(3.09)
Net asset value, end of period	$13.64		$13.26	$16.10	$15.97	$13.51	$19.65
Total Return
Total return based on net asset value(b)	2.87%		17.27%	10.76%	19.50%	(29.14)%	7.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,081		$37,299	$35,191	$44,289	$38,317	$51,045
Ratio of net expenses to average net assets	0.79%	*	0.74%	0.75%	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	0.43%	*	0.14%	0.33%	0.48%	0.58%	0.21%
Portfolio turnover rate(c)	25%		30%	28%	19%	9%	40%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Value		% of Total Net Assets
Aerospace/Defense	$15,071,325	0.9%
Airlines	35,245,056	2.1
Apparel	12,097,642	0.7
Auto Parts & Equipment	26,085,422	1.5
Banks	154,391,690	9.0
Beverages	7,530,242	0.4
Biotechnology	18,943,779	1.1
Building Materials	57,345,562	3.3
Chemicals	35,440,718	2.1
Commercial Services	80,751,950	4.7
Cosmetics/Personal Care	27,689,382	1.6
Distribution/Wholesale	15,747,948	0.9
Diversified Financial Services	66,296,316	3.9
Electrical Components & Equipment	12,046,144	0.7
Electronics	14,220,960	0.8
Food	46,176,441	2.7
Home Furnishings	59,602,034	3.5
Insurance	86,813,471	5.0
Internet	158,416,732	9.2
Leisure Time	8,255,513	0.5
Machinery — Diversified	63,923,334	3.7
Mining	72,805,952	4.2
Oil & Gas	34,966,298	2.0
Pharmaceuticals	53,895,471	3.1
Retail	15,973,324	0.9
Semiconductors	379,275,273	22.0
Software	45,110,551	2.6
Telecommunications	14,885,540	0.9
Toys/Games/Hobbies	7,697,526	0.5
Transportation	41,918,821	2.4
Total Value of Investments	1,668,620,417	96.9
Other assets less liabilities	52,954,113	3.1
Net Assets	$1,721,574,530	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Shares	Value
COMMON STOCKS — 96.9%
AUSTRALIA — 2.5%
Rio Tinto PLC	455,193	$43,063,449
BELGIUM — 1.0%
KBC Group NV	119,908	16,377,238
BRAZIL — 4.4%
B3 SA — Brasil Bolsa Balcao	10,081,800	28,357,077
MercadoLibre, Inc. *	15,741	26,718,616
Petroleo Brasileiro SA — Petrobras ADR	1,264,158	20,428,793
75,504,486
CANADA — 3.2%
Constellation Software, Inc.	9,027	16,994,246
Lumine Group, Inc. *	245,920	3,728,031
Shopify, Inc., Class A *	116,384	13,288,725
Stella-Jones, Inc.	235,634	13,022,382
TFI International, Inc.	59,764	8,602,729
55,636,113
CHILE — 1.1%
Lundin Mining Corp.	736,763	17,953,484
CHINA — 9.6%
Contemporary Amperex Technology Co., Ltd., Class A	449,100	26,085,423
Kweichow Moutai Co., Ltd., Class A	43,100	7,530,242
Midea Group Co., Ltd., Class A	2,035,700	22,677,688
PDD Holdings, Inc. ADR *	95,536	7,287,486
Ping An Insurance Group Co. of China Ltd., Class H	2,935,500	19,194,596
Silergy Corp.	744,000	14,220,960
Tencent Holdings Ltd.	867,300	47,859,833
Tencent Music Entertainment Group ADR	967,295	8,076,913
Zijin Mining Group Co., Ltd., Class H	3,334,000	11,789,018
164,722,159
DENMARK — 3.1%
DSV A/S	140,011	33,316,091
Novonesis Novozymes B, B Shares	337,394	21,295,848
54,611,939

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Shares	Value
FINLAND — 0.5%
Wartsila OYJ Abp	209,495	$8,001,069
FRANCE — 4.6%
Danone SA	300,836	24,589,832
Edenred	594,821	15,290,550
LVMH Moet Hennessy Louis Vuitton SE	21,874	12,097,643
Nexans SA	72,374	12,046,144
TotalEnergies SE	188,004	14,537,505
78,561,674
GERMANY — 6.3%
BioNTech SE ADR *	62,122	5,780,452
Deutsche Boerse AG	139,099	37,939,239
MTU Aero Engines AG	36,168	15,071,325
Rational AG	14,799	10,841,546
SAP SE	101,377	15,627,084
Scout24 SE	277,724	22,982,940
108,242,586
HONG KONG — 1.5%
AIA Group Ltd.	2,749,400	25,171,403
INDIA — 1.8%
HDFC Bank Ltd.	2,339,136	19,741,037
ICICI Lombard General Insurance Co., Ltd.	624,787	11,511,468
31,252,505
IRELAND — 1.1%
Kingspan Group PLC	214,066	19,576,434
ITALY — 4.0%
FinecoBank Banca Fineco SpA	1,095,727	27,550,955
Ryanair Holdings PLC ADR	325,446	21,072,629
Technoprobe SpA *	497,224	19,951,641
68,575,225
JAPAN — 12.3%
Keyence Corp.	41,400	20,927,177
Money Forward, Inc. *	324,300	8,761,190

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Shares	Value
MonotaRO Co., Ltd.	820,800	$9,335,502
Nihon M&A Center Holdings, Inc.	2,716,100	10,689,156
Nintendo Co., Ltd.	183,100	7,697,526
Nippon Paint Holdings Co., Ltd.	2,168,600	14,144,870
Recruit Holdings Co., Ltd.	207,000	14,402,847
Shimano, Inc.	77,400	8,255,513
SMC Corp.	42,300	18,911,746
SoftBank Group Corp.	401,300	14,885,540
Sony Group Corp.	1,296,100	26,082,800
Sumitomo Mitsui Trust Group, Inc.	654,200	24,427,812
Tokyo Electron Ltd.	48,100	23,321,485
Unicharm Corp.	1,766,000	10,233,854
212,077,018
KAZAKHSTAN — 0.7%
Kaspi.KZ JSC ADR	138,217	11,975,121
NETHERLANDS — 5.5%
Adyen NV *	14,035	13,166,478
Argenx SE *	14,202	13,163,327
ASML Holding NV	22,525	44,603,463
IMCD NV	174,157	15,747,948
Magnum Ice Cream Co. NV (The) *	532,516	9,263,857
95,945,073
NORWAY — 0.7%
Salmar ASA	263,298	12,322,752
PANAMA — 0.8%
Copa Holdings SA, Class A	91,100	14,172,427
PERU — 1.3%
Credicorp Ltd.	55,763	21,724,150
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	7,738,600	—
GMK Norilskiy Nickel PAO ADR *(b)	1	—
—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Shares	Value
SINGAPORE — 2.2%
Sea Ltd. ADR *	140,405	$13,455,011
United Overseas Bank Ltd.	807,461	24,865,627
38,320,638
SOUTH AFRICA — 1.8%
Discovery Ltd.	1,915,835	30,936,005
SOUTH KOREA — 6.5%
Samsung Electronics Co., Ltd.	505,815	112,238,954
SWEDEN — 2.1%
Atlas Copco AB, B Shares	907,226	16,083,342
Skandinaviska Enskilda Banken AB, A Shares	989,646	19,704,871
35,788,213
SWITZERLAND — 2.0%
Cie Financiere Richemont SA	69,200	15,973,324
Sandoz Group AG	203,241	18,363,631
34,336,955
TAIWAN — 10.4%
MediaTek, Inc.	319,000	43,468,445
Taiwan Semiconductor Manufacturing Co., Ltd.	1,720,000	135,691,284
179,159,729
UNITED KINGDOM — 1.0%
Unilever PLC	290,598	17,455,528
UNITED STATES — 4.9%
CRH PLC	231,278	24,746,746
Experian PLC	451,815	15,227,798
Roche Holding AG	86,434	35,531,840
Spotify Technology SA *	20,499	9,411,706
84,918,090
Total Common Stocks
(cost $1,017,242,016)		1,668,620,417

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Shares	Value
WARRANT — 0.0% (a)
CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	$—
Total Warrant
(cost $0)		—
TOTAL INVESTMENTS — 96.9%
(cost $1,017,242,016)		$1,668,620,417
Other assets less liabilities — 3.1%		52,954,113
NET ASSETS — 100.0%		$1,721,574,530
(a)
Amount rounds to less than 0.1%.
(b)
Investment was valued using significant unobservable inputs.
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$317,356,429	$1,351,263,988	$0	$1,668,620,417
Warrant **	—	0	—	0
Total	$317,356,429	$1,351,263,988	$0	$1,668,620,417
**
Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2026.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2026 and as a result, management continues to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $1,017,242,016)	$1,668,620,417
Cash	9,524,247
Foreign cash, at value (cost $3,430,493)	3,426,976
Receivable for investments sold	36,547,203
Tax reclaims receivable	6,344,110
Dividends receivable	3,594,908
Due from manager	362,522
Capital shares sold receivable	260,435
Prepaid assets	5,979
Total Assets	1,728,686,797
LIABILITIES
Advisory fee payable	1,628,418
Deferred India capital gains tax liability (Note A)	2,599,806
Capital shares purchased payable	1,837,050
Shareholder Servicing fee payable	383,807
Administration & Supervisory fee payable	321,453
Commitment fee payable	7,068
Expense Reimbursement	14,816
Accrued expenses	319,849
Total Liabilities	7,112,267
NET ASSETS	$1,721,574,530
COMPOSITION OF NET ASSETS
Paid-in capital	$804,447,731
Total distributable earnings	917,126,799
$1,721,574,530
NET ASSET VALUE, PER SHARE
Class 2 ($461,279,573 / 31,437,304 shares outstanding), unlimited authorized, no par value	$14.67
Class 3 ($595,723,708 / 39,817,614 shares outstanding), unlimited authorized, no par value	$14.96
Class K ($563,650,560 / 38,600,182 shares outstanding), unlimited authorized, no par value	$14.60
Institutional Class ($100,920,689 / 6,836,389 shares outstanding), unlimited authorized, no par value	$14.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,737,934)	$25,242,219
Windfall tax recovery (Note A)	99,473
Interest	62,209
Total Investment Income	25,403,901
EXPENSES
Advisory fee (Note B)	3,477,629
Shareholder Servicing fees — Class 2 shares (Note B)	447,211
Shareholder Servicing fees — Class 3 shares (Note B)	283,820
Shareholder Servicing fees — Class 4 shares (Note B)	35,435
Shareholder Servicing fees — Class 5 shares (Note B)	1,585
Administration & Supervisory fee — Class K shares (Note B)	581,310
Administration & Supervisory fee — Institutional Class shares (Note B)	86,307
Transfer agency	42,199
Sub-transfer agency — Institutional Class shares	53,321
Custody	198,648
Fund accounting	193,806
Legal	176,914
Professional fees	93,943
Trustees’ fees	68,290
Registration fees	20,481
Line of Credit Interest	16,283
Commitment fees	13,792
Miscellaneous	41,256
Total Expenses	5,832,230
Net Investment Income	19,571,671
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	256,976,588
Foreign currency transactions	(260,463)
256,716,125
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of ($1,365,159)) (Note A)	(153,573,519)	*
Translation of net assets and liabilities denominated in foreign currencies	(214,236)
(153,787,755)
Net realized and unrealized gain	102,928,370
NET INCREASE IN NET ASSETS FROM OPERATIONS	$122,500,041
*
Net change in unrealized (depreciation) does not include net unrealized depreciation of ($30,036,243) for the Baillie Gifford International Alpha Fund in connection to mergers with Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and Baillie Gifford International All Cap Fund. See Note J for further details.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,571,671		$24,417,688
Net realized gain	256,716,125		225,635,708
Net change in unrealized appreciation (depreciation)	(153,787,755)		137,721,047
Net Increase in Net Assets from Operations	122,500,041		387,774,443
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(52,820,316)
Class 3	—		(55,448,359)
Class 4	—		(18,898,419)
Class 5	—		(4,157,581)
Class K	—		(79,359,362)
Institutional Class	—		(10,965,290)
Total Distributions to Shareholders	—		(221,649,327)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net impact to shares in connection to Merger **
Class 2	41,377,659		—
Class 3	148,577,743		—
Class 4	—		—
Class 5	—		—
Class K	32,119,125		—
Institutional Class	3,797,492		—
Net proceeds from shares subscribed:
Class 2	160,306,500	*	86,627,883*
Class 3	176,808,040	*	183,617,707*
Class 4	—		—
Class 5	—		—
Class K	6,881,151		65,294,806*
Institutional Class	11,191,157		17,594,295*
Dividends reinvested:
Class 2	—		52,820,316
Class 3	—		55,448,359
Class 4	—		18,898,419
Class 5	—		4,157,581
Class K	—		77,936,738
Institutional Class	—		10,854,409
Cost of shares redeemed:
Class 2	(253,559,068)		(87,479,324)	*
Class 3	(271,046,950)	*	(130,337,322)	*
Class 4	(179,440,149)	*	(257,548,501)	*
Class 5	(35,059,302)		(14,978,464)
Class K	(230,881,858)		(279,703,634)	*
Institutional Class	(19,290,940)		(35,028,227)	*
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(408,219,400)		(231,824,959)
Total (Decrease) in Net Assets	(285,719,359)		(65,699,843)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

NET ASSETS
Beginning of Period	$2,007,293,889	$2,072,993,732
End of Period	$1,721,574,530	$2,007,293,889
*
See Note D for details of share class conversions.
**
Baillie Gifford International Alpha Fund acquired all of the assets and liabilities of the Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and Baillie Gifford International All Cap Fund (“Target Funds”) in a reorganization as of the close of business on February 2, 2026. (See Note J)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund

Selected data for a Class 2 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.59		$12.78	$12.68	$10.81	$15.43	$16.78
From Investment Operations
Net investment income(a)	0.13		0.16	0.12	0.12	0.13	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		2.34	0.53	1.91	(4.56)	(0.28)
Net increase (decrease) in net asset value from investment operations	1.08		2.50	0.65	2.03	(4.43)	(0.12)
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.10)	(0.16)	(0.19)	(0.16)
From net realized gain on investments	—		(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	—		(1.69)	(0.55)	(0.16)	(0.19)	(1.23)
Net asset value, end of period	$14.67		$13.59	$12.78	$12.68	$10.81	$15.43
Total Return
Total return based on net asset value(c)	7.92%		19.58%	5.05%	18.72%	(28.64)%	(0.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$461,280		$476,623	$389,290	$372,487	$324,525	$334,569
Ratio of net expenses to average net assets	0.61%	*	0.59%	0.59%	0.60%	0.61%	0.58%
Ratio of net investment income to average net assets	1.93%	*	1.12%	0.87%	1.02%	1.17%	0.94%
Portfolio turnover rate(d)	24%(d)		19%	20%	16%	19%	16%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
(d)
Portfolio turnover excludes investments that were purchased/sold to realign the portfolios. See Note C in the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund

Selected data for a Class 3 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.86		$13.00	$12.89	$10.99	$15.67	$17.02
From Investment Operations
Net investment income(a)	0.15		0.17	0.14	0.11	0.15	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		2.39	0.53	1.96	(4.63)	(0.28)
Net increase (decrease) in net asset value from investment operations	1.10		2.56	0.67	2.07	(4.48)	(0.10)
Dividends and Distributions to Shareholders
From net investment income	—		(0.14)	(0.11)	(0.17)	(0.20)	(0.18)
From net realized gain on investments	—		(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	—		(1.70)	(0.56)	(0.17)	(0.20)	(1.25)
Net asset value, end of period	$14.96		$13.86	$13.00	$12.89	$10.99	$15.67
Total Return
Total return based on net asset value(b)	8.00%		19.67%	5.12%	18.80%	(28.59)%	(0.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$595,724		$505,592	$369,654	$466,685	$388,155	$524,717
Ratio of net expenses to average net assets	0.54%	*	0.52%	0.52%	0.53%	0.54%	0.51%
Ratio of net investment income to average net assets	2.08%	*	1.15%	1.00%	0.93%	1.22%	1.01%
Portfolio turnover rate(c)	24%(d)		19%	20%	16%	19%	16%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
(d)
Portfolio turnover excludes investments that were purchased/sold to realign the portfolios. See Note C in the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.53		$12.72	$12.63	$10.77	$15.36	$16.71
From Investment Operations
Net investment income(a)	0.14		0.16	0.12	0.11	0.14	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		2.34	0.52	1.91	(4.54)	(0.27)
Net increase (decrease) in net asset value from investment operations	1.07		2.50	0.64	2.02	(4.40)	(0.11)
Dividends and Distributions to Shareholders
From net investment income	—		(0.13)	(0.10)	(0.16)	(0.19)	(0.17)
From net realized gain on investments	—		(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	—		(1.69)	(0.55)	(0.16)	(0.19)	(1.24)
Net asset value, end of period	$14.60		$13.53	$12.72	$12.63	$10.77	$15.36
Total Return
Total return based on net asset value(b)	7.91%		19.59%	5.02%	18.76%	(28.65)%	(0.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$563,651		$712,102	$781,330	$759,520	$700,531	$1,222,693
Ratio of net expenses to average net assets	0.61%	*	0.59%	0.59%	0.60%	0.61%	0.58%
Ratio of net investment income to average net assets	1.99%	*	1.11%	0.88%	0.97%	1.20%	0.92%
Portfolio turnover rate(c)	24%(d)		19%	20%	16%	19%	16%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
(d)
Portfolio turnover excludes investments that were purchased/sold to realign the portfolios. See Note C in the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.68		$12.85	$12.75	$10.87	$15.41	$16.76
From Investment Operations
Net investment income(a)	0.14		0.14	0.11	0.11	0.14	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		2.37	0.52	1.91	(4.56)	(0.27)
Net increase (decrease) in net asset value from investment operations	1.08		2.51	0.63	2.02	(4.42)	(0.13)
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.08)	(0.14)	(0.12)	(0.15)
From net realized gain on investments	—		(1.56)	(0.45)	—	—	(1.07)
Total dividends and distributions	—		(1.68)	(0.53)	(0.14)	(0.12)	(1.22)
Net asset value, end of period	$14.76		$13.68	$12.85	$12.75	$10.87	$15.41
Total Return
Total return based on net asset value(b)	7.89%		19.45%	4.93%	18.60%	(28.67)%	(0.74)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,921		$97,607	$97,579	$103,409	$136,987	$758,401
Ratio of net expenses to average net assets	0.71%	*	0.69%	0.68%	0.68%	0.71%	0.68%
Ratio of net investment income to average net assets	1.95%	*	0.97%	0.79%	0.92%	1.20%	0.82%
Portfolio turnover rate(c)	24%(d)		19%	20%	16%	19%	16%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
(d)
Portfolio turnover excludes investments that were purchased/sold to realign the portfolios. See Note C in the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

Value		% of Total Net Assets
Airlines	$12,740,704	0.4%
Apparel	56,215,903	1.9
Auto Manufacturers	106,402,448	3.6
Auto Parts & Equipment	48,968,350	1.6
Banks	150,709,481	5.1
Biotechnology	123,563,352	4.2
Building Materials	57,599,262	1.9
Chemicals	56,683,254	1.9
Commercial Services	141,811,576	4.8
Cosmetics/Personal Care	125,524,866	4.2
Diversified Financial Services	18,791,377	0.6
Electrical Components & Equipment	38,340,166	1.3
Electronics	50,109,389	1.7
Healthcare — Products	13,813,601	0.5
Healthcare — Services	70,253,431	2.4
Insurance	67,133,507	2.3
Internet	495,572,963	16.7
Investment Companies	41,357,860	1.4
Machinery — Diversified	176,273,460	5.9
Oil & Gas	34,933,113	1.2
Pharmaceuticals	131,090,599	4.4
Retail	31,577,050	1.1
Semiconductors	660,639,372	22.3
Software	106,299,282	3.6
Toys/Games/Hobbies	31,018,515	1.0
Transportation	98,270,703	3.3
Total Value of Investments	2,945,693,584	99.3
Other assets less liabilities	21,270,246	0.7
Net Assets	$2,966,963,830	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 1.0%
WiseTech Global Ltd.	1,241,373	$28,479,287
BRAZIL — 4.3%
MercadoLibre, Inc. *	49,845	84,606,405
NU Holdings Ltd., Class A *	3,251,768	43,443,620
128,050,025
CANADA — 4.5%
Kinaxis, Inc. *	285,217	30,622,240
Royal Bank of Canada	246,216	50,984,463
Shopify, Inc., Class A *	446,704	51,004,663
132,611,366
CHINA — 8.3%
Akeso, Inc. *	1,033,000	11,631,336
BYD Co., Ltd., Class H	4,599,000	42,613,961
Contemporary Amperex Technology Co., Ltd., Class A	842,400	48,968,350
Innovent Biologics, Inc. *	1,329,000	13,537,729
Meituan, Class B *	2,199,750	19,417,926
PDD Holdings, Inc. ADR *	423,530	32,306,869
Tencent Holdings Ltd.	1,225,300	67,615,189
Wuxi Biologics Cayman, Inc. *	2,223,500	9,889,142
245,980,502
DENMARK — 5.9%
Ambu A/S, B Shares	1,478,821	13,813,601
DSV A/S	412,983	98,270,703
Genmab A/S *	124,135	34,031,902
Novo Nordisk A/S, B Shares	501,761	24,098,054
Zealand Pharma A/S *	100,737	4,471,771
174,686,031
FRANCE — 8.2%
Air Liquide SA	286,240	56,683,254
Hermes International	30,741	56,215,904
L’Oreal SA	201,697	88,415,265

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

Shares	Value
SOITEC *	50,152	$6,748,374
TotalEnergies SE	451,767	34,933,113
242,995,910
GERMANY — 0.9%
AIXTRON SE	458,975	27,733,117
HONG KONG — 2.3%
AIA Group Ltd.	7,332,800	67,133,506
INDIA — 0.8%
HDFC Bank Ltd.	908,462	7,666,926
MakeMyTrip Ltd. *	289,797	15,443,282
23,110,208
ISRAEL — 0.4%
Wix.com Ltd. *	268,455	12,179,803
ITALY — 4.9%
Brunello Cucinelli SpA	333,804	31,577,050
Ferrari NV	171,615	63,788,487
Prysmian SpA	227,750	38,340,166
Wizz Air Holdings PLC *	809,502	12,740,704
146,446,407
JAPAN — 10.5%
Advantest Corp.	355,400	73,115,889
Disco Corp.	107,300	55,821,095
Keyence Corp.	163,300	82,546,086
Lasertec Corp.	138,800	44,088,215
SBI Holdings, Inc.	1,145,900	18,791,376
Unicharm Corp.	6,403,800	37,109,600
311,472,261
NETHERLANDS — 9.7%
Adyen NV *	75,949	71,249,078
Argenx SE *	69,441	64,362,385
ASML Holding NV	59,185	117,196,714
EXOR NV	449,723	34,454,181
287,262,358

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

Shares	Value
NEW ZEALAND — 0.3%
Xero Ltd. *	183,207	$9,210,256
SINGAPORE — 3.8%
DBS Group Holdings Ltd.	960,100	48,614,472
Sea Ltd. ADR *	677,781	64,951,753
113,566,225
SOUTH KOREA — 4.4%
Coupang, Inc. *	1,839,621	31,954,217
SK hynix, Inc.	56,433	99,580,686
131,534,903
SWEDEN — 3.4%
Atlas Copco AB, A Shares	4,624,175	93,727,374
Kinnevik AB, B Shares *	1,285,840	6,903,679
100,631,053
SWITZERLAND — 6.4%
Belimo Holding AG	15,373	17,285,059
Galderma Group AG	253,506	57,659,328
Lonza Group AG	89,481	60,364,289
Sika AG	195,495	40,314,203
Temenos AG	186,304	15,241,547
190,864,426
TAIWAN — 8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,996,000	236,355,283
UNITED KINGDOM — 3.4%
Games Workshop Group PLC	108,250	31,018,515
RELX PLC	1,003,288	31,708,741
Wise Group PLC, Class A *	3,241,194	38,853,757
101,581,013

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

Shares	Value
UNITED STATES — 6.2%
Atlassian Corp., Class A *	292,402	$22,745,952
Roche Holding AG	109,129	44,861,446
Spotify Technology SA *	252,854	116,092,857
183,700,255
Total Common Stocks
(cost $1,854,793,769)		2,895,584,195
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.34%	191,003	50,109,389
Total Preferred Stocks
(cost $39,926,766)		50,109,389
TOTAL INVESTMENTS — 99.3%
(cost $1,894,720,535)		$2,945,693,584
Other assets less liabilities — 0.7%		21,270,246
NET ASSETS — 100.0%		$2,966,963,830
*
Non-income producing security.
ADR
—

American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$556,336,124	$2,339,248,071	$—	$2,895,584,195
Preferred Stocks **	—	50,109,389	—	50,109,389
Total	$556,336,124	$2,389,357,460	$—	$2,945,693,584
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $1,894,720,535)	$2,945,693,584
Cash	12,100,364
Foreign cash, at value (cost $1,626,430)	1,628,049
Receivable for investments sold	16,766,444
Tax reclaims receivable	2,060,705
Dividends receivable	1,689,810
Capital shares sold receivable	1,308,701
Prepaid assets	2,648
Total Assets	2,981,250,305
LIABILITIES
Advisory fee payable	2,493,442
Capital shares purchased payable	9,237,806
Deferred India capital gains tax liability (Note A)	1,514,506
Shareholder Servicing fee payable	433,172
Administration & Supervisory fee payable	156,748
Commitment fee payable	10,177
Accrued expenses	440,624
Total Liabilities	14,286,475
NET ASSETS	$2,966,963,830
COMPOSITION OF NET ASSETS
Paid-in capital	$1,556,459,115
Total distributable earnings	1,410,504,715
$2,966,963,830
NET ASSET VALUE, PER SHARE
Class 2 ($505,002,450 / 34,688,997 shares outstanding), unlimited authorized, no par value	$14.56
Class 3 ($120,339,121 / 8,316,870 shares outstanding), unlimited authorized, no par value	$14.47
Class 4 ($654,228,051 / 44,830,006 shares outstanding), unlimited authorized, no par value	$14.59
Class 5 ($1,330,115,139 / 90,837,415 shares outstanding), unlimited authorized, no par value	$14.64
Class K ($65,485,487 / 4,516,468 shares outstanding), unlimited authorized, no par value	$14.50
Institutional Class ($291,793,582 / 20,203,204 shares outstanding), unlimited authorized, no par value	$14.44

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,656,815)	$17,309,566
Interest	112,071
Total Investment Income	17,421,637
EXPENSES
Advisory fee (Note B)	5,223,565
Shareholder Servicing fees — Class 2 shares (Note B)	424,631
Shareholder Servicing fees — Class 3 shares (Note B)	105,834
Shareholder Servicing fees — Class 4 shares (Note B)	226,916
Shareholder Servicing fees — Class 5 shares (Note B)	137,321
Administration & Supervisory fee — Class K shares (Note B)	53,523
Administration & Supervisory fee — Institutional Class shares (Note B)	270,599
Transfer agency	32,374
Sub-transfer agency — Institutional Class shares	139,404
Fund accounting	288,500
Legal	269,063
Custody	167,899
Trustees’ fees	102,486
Professional fees	45,546
Registration fees	23,490
Commitment fees	20,625
Miscellaneous	53,432
Total Expenses	7,585,208
Net Investment Income	9,836,429
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	351,859,812
Foreign currency transactions	(995,816)
350,863,996
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of ($527,377)) (Note A)	(255,571,050)
Translation of net assets and liabilities denominated in foreign currencies	(84,569)
(255,655,619)
Net realized and unrealized gain	95,208,377
NET INCREASE IN NET ASSETS FROM OPERATIONS	$105,044,806

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,836,429	$5,483,672
Net realized gain	350,863,996	154,096,668
Net change in unrealized appreciation (depreciation)	(255,655,619)	350,019,641
Net Increase in Net Assets from Operations	105,044,806	509,599,981
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(25,301,681)
Class 3	—	(15,094,460)
Class 4	—	(36,347,708)
Class 5	—	(78,744,431)
Class K	—	(3,362,279)
Institutional Class	—	(17,223,045)
Total Distributions to Shareholders	—	(176,073,604)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	211,228,203	370,439,800	*
Class 3	—	325,315,381	*
Class 4	—	507,689
Class K	999,433	11,654,195
Institutional Class	31,692,442	119,131,762
Dividends reinvested:
Class 2	—	25,300,598
Class 3	—	15,094,460
Class 4	—	36,347,708
Class 5	—	78,744,432
Class K	—	3,362,279
Institutional Class	—	16,198,382
Cost of shares redeemed:
Class 2	(213,307,414)	(413,572,261)	*
Class 3	(174,528,203)	(416,834,884)	*
Class 4	(66,000,000)	(30,903,416)	*
Class 5	(200,000,000)	—
Class K	(3,227,424)	(21,595,106)
Institutional Class	(83,392,950)	(77,248,360)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(496,535,913)	41,942,659
Total Increase (Decrease) in Net Assets	(391,491,107)	375,469,036
NET ASSETS
Beginning of Period	3,358,454,937	2,982,985,901
End of Period	$2,966,963,830	$3,358,454,937
*
See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for a Class 2 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.96		$12.54	$12.47	$10.96	$16.81	$21.56
From Investment Operations
Net investment income(a)	0.04		0.03	0.05	0.04	0.08	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.15	0.94	1.52	(5.87)	(2.20)
Net increase (decrease) in net asset value from investment operations	0.60		2.18	0.99	1.56	(5.79)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.03)	(0.04)	(0.01)	(0.41)
From net realized gain on investments	—		(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.76)	(0.92)	(0.05)	(0.06)	(2.70)
Net asset value, end of period	$14.56		$13.96	$12.54	$12.47	$10.96	$16.81
Total Return
Total return based on net asset value(b)	4.30%		17.28%	7.86%	14.31%	(34.43)%	(9.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$505,002		$491,653	$401,977	$702,932	$598,426	$455,384
Ratio of net expenses to average net assets	0.57%	*	0.57%	0.57%	0.58%	0.60%	0.57%
Ratio of net investment income to average net assets	0.63%	*	0.20%	0.40%	0.30%	0.68%	0.68%
Portfolio turnover rate(c)	19%		21%	22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for a Class 3 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.87		$12.56	$12.51	$10.99	$16.85	$21.63
From Investment Operations
Net investment income (loss)(a)	0.03		(0.01)	0.02	0.05	0.08	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		2.09	0.98	1.53	(5.87)	(2.21)
Net increase (decrease) in net asset value from investment operations	0.60		2.08	1.00	1.58	(5.79)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	(0.06)	(0.05)	(0.02)	(0.44)
From net realized gain on investments	—		(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.77)	(0.95)	(0.06)	(0.07)	(2.73)
Net asset value, end of period	$14.47		$13.87	$12.56	$12.51	$10.99	$16.85
Total Return
Total return based on net asset value(b)	4.33%		16.53%	7.94%	14.39%	(34.38)%	(9.34)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,339		$286,291	$382,281	$242,269	$225,485	$503,783
Ratio of net expenses to average net assets	0.50%	*	0.50%	0.50%	0.51%	0.53%	0.50%
Ratio of net investment income (loss) to average net assets	0.42%	*	(0.08)%	0.13%	0.39%	0.64%	0.74%
Portfolio turnover rate(c)	19%		21%	22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for a Class 4 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.99		$12.57	$12.51	$10.99	$16.86	$21.65
From Investment Operations
Net investment income(a)	0.05		0.03	0.05	0.05	0.09	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		2.17	0.96	1.54	(5.89)	(2.21)
Net increase (decrease) in net asset value from investment operations	0.60		2.20	1.01	1.59	(5.80)	(2.04)
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.06)	(0.06)	(0.02)	(0.46)
From net realized gain on investments	—		(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.78)	(0.95)	(0.07)	(0.07)	(2.75)
Net asset value, end of period	$14.59		$13.99	$12.57	$12.51	$10.99	$16.86
Total Return
Total return based on net asset value(b)	4.35%		17.39%	7.97%	14.42%	(34.36)%	(9.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$654,228		$692,245	$615,754	$570,283	$491,265	$860,635
Ratio of net expenses to average net assets	0.47%	*	0.47%	0.47%	0.48%	0.50%	0.47%
Ratio of net investment income to average net assets	0.67%	*	0.18%	0.41%	0.41%	0.72%	0.78%
Portfolio turnover rate(c)	19%		21%	22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for a Class 5 share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$14.03		$12.61	$12.55	$11.02	$16.91	$21.70
From Investment Operations
Net investment income(a)	0.05		0.03	0.06	0.06	0.09	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.17	0.95	1.54	(5.90)	(2.21)
Net increase (decrease) in net asset value from investment operations	0.61		2.20	1.01	1.60	(5.81)	(2.03)
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.06)	(0.06)	(0.03)	(0.47)
From net realized gain on investments	—		(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.78)	(0.95)	(0.07)	(0.08)	(2.76)
Net asset value, end of period	$14.64		$14.03	$12.61	$12.55	$11.02	$16.91
Total Return
Total return based on net asset value(b)	4.37%		17.45%	8.03%	14.48%	(34.33)%	(9.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,330,115		$1,490,717	$1,269,244	$1,174,929	$1,026,319	$1,562,791
Ratio of net expenses to average net assets	0.42%	*	0.42%	0.42%	0.43%	0.45%	0.42%
Ratio of net investment income to average net assets	0.68%	*	0.23%	0.46%	0.46%	0.79%	0.82%
Portfolio turnover rate(c)	19%		21%	22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.90		$12.50	$12.45	$10.93	$16.77	$21.54
From Investment Operations
Net investment income(a)	0.04		0.01	0.04	0.04	0.08	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.15	0.94	1.53	(5.86)	(2.20)
Net increase (decrease) in net asset value from investment operations	0.60		2.16	0.98	1.57	(5.78)	(2.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.04)	(0.04)	(0.01)	(0.43)
From net realized gain on investments	—		(0.75)	(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.76)	(0.93)	(0.05)	(0.06)	(2.72)
Net asset value, end of period	$14.50		$13.90	$12.50	$12.45	$10.93	$16.77
Total Return
Total return based on net asset value(b)	4.32%		17.24%	7.84%	14.36%	(34.43)%	(9.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,485		$64,893	$64,776	$67,516	$57,075	$82,820
Ratio of net expenses to average net assets	0.57%	*	0.57%	0.57%	0.58%	0.60%	0.57%
Ratio of net investment income to average net assets	0.59%	*	0.09%	0.33%	0.31%	0.66%	0.69%
Portfolio turnover rate(c)	19%		21%	22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$13.86		$12.46		$12.41	$10.90	$16.72	$21.48
From Investment Operations
Net investment income (loss)(a)	0.03		0.00	(b)	0.03	0.02	0.07	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		2.15		0.94	1.53	(5.84)	(2.18)
Net increase (decrease) in net asset value from investment operations	0.58		2.15		0.97	1.55	(5.77)	(2.06)
Dividends and Distributions to Shareholders
From net investment income	—		0.00	(b)	(0.03)	(0.03)	—	(0.41)
From net realized gain on investments	—		(0.75)		(0.89)	(0.01)	(0.05)	(2.29)
Total dividends and distributions	—		(0.75)		(0.92)	(0.04)	(0.05)	(2.70)
Net asset value, end of period	$14.44		$13.86		$12.46	$12.41	$10.90	$16.72
Total Return
Total return based on net asset value(c)	4.26%		17.23%		7.80%	14.20%	(34.49)%	(9.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$291,794		$332,656		$248,954	$241,906	$196,648	$321,882
Ratio of net expenses to average net assets	0.66%	*	0.65%		0.65%	0.66%	0.68%	0.65%
Ratio of net investment income (loss) to average net assets	0.48%	*	(0.01)%		0.24%	0.19%	0.60%	0.55%
Portfolio turnover rate(d)	19%		21%		22%	12%	12%	13%
*
Annualized
(a)
Calculated based upon average shares outstanding during the period.
(b)
Amount is less than $0.005 per share.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d)
Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Value		% of Total Net Assets
Auto Manufacturers	$215,831	2.5%
Auto Parts & Equipment	130,146	1.5
Biotechnology	571,328	6.6
Building Materials	116,357	1.3
Commercial Services	335,908	3.9
Cosmetics/Personal Care	28,550	0.3
Distribution/Wholesale	153,357	1.8
Diversified Financial Services	170,975	2.0
Entertainment	110,184	1.3
Healthcare — Products	636,886	7.3
Healthcare — Services	213,840	2.5
Home Furnishings	170,086	1.9
Insurance	112,472	1.3
Internet	2,800,195	32.2
Leisure Time	105,612	1.2
Media	148,648	1.7
Metal Fabricate/Hardware	133,320	1.5
Miscellaneous Manufacturing	136,789	1.6
Real Estate	118,066	1.3
REITS	62,972	0.7
Retail	53,274	0.6
Semiconductors	911,108	10.5
Software	1,093,019	12.6
Total Value of Investments	8,528,923	98.1
Other assets less liabilities	168,770	1.9
Net Assets	$8,697,693	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Shares	Value
COMMON STOCKS — 98.1%
CANADA — 4.1%
Shopify, Inc., Class A *	3,088	$352,588
ISRAEL — 0.3%
Oddity Tech Ltd., Class A *	1,887	28,550
UNITED STATES — 93.7%
Affirm Holdings, Inc. *	2,312	188,544
Alnylam Pharmaceuticals, Inc. *	546	164,362
Alphabet, Inc., Class A	990	353,796
Amazon.com, Inc. *	3,062	729,797
AppLovin Corp., Class A *	270	139,112
Aurora Innovation, Inc. *	19,083	130,146
Axon Enterprise, Inc. *	244	136,789
Block, Inc. *	1,939	147,364
Broadcom, Inc.	629	237,605
Circle Internet Group, Inc. *	339	21,232
Cloudflare, Inc., Class A *	1,372	336,524
Coinbase Global, Inc., Class A *	146	21,344
CoStar Group, Inc. *	4,169	118,066
Denali Therapeutics, Inc. *	2,964	76,234
DoorDash, Inc., Class A *	2,401	443,057
DraftKings, Inc., Class A *	4,362	110,184
Duolingo, Inc. *	873	100,413
Ensign Group, Inc. (The)	1,334	213,840
Figma, Inc., Class A *	2,501	45,243
Guardant Health, Inc. *	1,281	192,188
IDEXX Laboratories, Inc. *	215	113,185
Insulet Corp. *	486	73,994
Knife River Corp. *	1,391	116,357
Lemonade, Inc. *	1,729	112,471
Lineage, Inc.	1,456	62,972
Mastercard, Inc., Class A	250	128,400
Medline, Inc., Class A *	3,298	130,073
Meta Platforms, Inc., Class A	829	466,967
Moderna, Inc. *	2,538	177,736
Netflix, Inc. *	1,974	140,944
NVIDIA Corp.	3,366	673,503

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Shares	Value
RBC Bearings, Inc. *	207	$133,320
Recursion Pharmaceuticals, Inc., Class A *	3,450	12,662
Rivian Automotive, Inc., Class A *	2,646	45,908
ROBLOX Corp., Class A *	2,525	137,310
Samsara, Inc., Class A *	4,934	160,010
SharkNinja, Inc. *	1,117	170,086
Snowflake, Inc., Class A *	824	209,708
Space Exploration Technologies Corp., Class A *	870	148,648
Sweetgreen, Inc., Class A *	6,047	53,274
Tempus AI, Inc., Class A *	2,200	127,446
Tesla, Inc. *	404	169,922
United Therapeutics Corp. *	259	140,334
Watsco, Inc.	368	153,357
Wayfair, Inc., Class A *	1,882	173,934
Workday, Inc., Class A *	848	103,812
YETI Holdings, Inc. *	2,131	105,612
8,147,785
TOTAL INVESTMENTS — 98.1%
(cost $5,296,907)		$8,528,923
Other assets less liabilities — 1.9%		168,770
NET ASSETS — 100.0%		$8,697,693
*
Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$8,528,923	$—	$—	$8,528,923
Total	$8,528,923	$—	$—	$8,528,923
**
Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and
Other Information June 30, 2026

June 30, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $5,296,907)	$8,528,923
Cash	169,183
Due from Manager	47,922
Dividends receivable	862
Prepaid assets	13,623
Total Assets	8,760,513
LIABILITIES
Advisory fee payable	7,263
Administration & Supervisory fee payable	3,741
Commitment fee payable	34
Accrued expenses	51,782
Total Liabilities	62,820
NET ASSETS	$8,697,693
COMPOSITION OF NET ASSETS
Paid-in capital	$17,659,491
Total accumulated (loss)	(8,961,798)
$8,697,693
NET ASSET VALUE, PER SHARE
Class K ($399,032 / 14,261 shares outstanding), unlimited authorized, no par value	$27.98
Institutional Class ($8,298,661 / 298,853 shares outstanding), unlimited authorized, no par value	$27.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and
Other Information June 30, 2026

For the Six Months Ended June 30, 2026 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$9,245
Interest	745
Total Investment Income	9,990
EXPENSES
Advisory fee (Note B)	20,854
Administration & Supervisory fee — Class K shares (Note B)	3,528
Administration & Supervisory fee — Institutional Class shares (Note B)	7,215
Transfer agency	17,650
Sub-transfer agency — Institutional Class shares	4,984
Fund accounting	42,755
Registration fees	18,249
Professional fees	14,019
Custody	2,590
Legal	1,087
Trustees’ fees	471
Commitment fees	86
Miscellaneous	3,237
Total Expenses	136,725
Fees waived/expenses reimbursed	(90,664)
Total Expenses after Waiver	46,061
Net Investment (Loss)	(36,071)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	3,113,805
3,113,805
Net change in unrealized (depreciation) on:
Investments	(4,814,208)
(4,814,208)
Net realized and unrealized gain	(1,700,403)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$(1,736,474)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford U.S. Equity Growth Fund

For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(36,071)	$(116,516)
Net realized gain	3,113,805	4,567,757
Net change in unrealized appreciation (depreciation)	(4,814,208)	(2,525,248)
Net Increase in Net Assets from Operations	(1,736,474)	1,925,993
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	7,500	177,298
Institutional Class	50,122	210,618
Cost of shares redeemed:
Class K	(6,910,186)	(954,813)
Institutional Class	(1,040,615)	(5,541,869)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(7,893,179)	(6,108,766)
Total (Decrease) in Net Assets	(9,629,653)	(4,182,773)
NET ASSETS
Beginning of Year	18,327,346	22,510,119
End of Year	$8,697,693	$18,327,346

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford U.S. Equity Growth Fund

Selected data for a Class K share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$29.36		$26.60	$20.37	$13.95	$34.63	$39.85
From Investment Operations
Net investment (loss)(a)	(0.07)		(0.15)	(0.11)	(0.09)	(0.10)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.31)		2.91	6.34	6.51	(19.21)	(1.40)
Net increase (decrease) in net asset value from investment operations	(1.38)		2.76	6.23	6.42	(19.31)	(1.65)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	—	(1.37)	(3.57)
Total dividends and distributions	—		—	—	—	(1.37)	(3.57)
Proceeds from Purchase Fees and Redemption Fees(a)
Net asset value, end of period	$27.98		$29.36	$26.60	$20.37	$13.95	$34.63
Total Return
Total return based on net asset value(b)	(4.70)%		10.38%	30.59%	46.02%	(55.58)%	(4.17)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$399		$8,533	$8,615	$21,710	$16,273	$38,673
Ratio of net expenses to average net assets, before waiver	2.08%	*	1.50%	1.25%	1.00%	0.97%	0.68%
Ratio of net expenses to average net assets, after waiver	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets	(0.51)%	*	(0.52)%	(0.51)%	(0.50)%	(0.53)%	(0.58)%
Portfolio turnover rate(c)	11%		18%	19%	22%	14%	70%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford U.S. Equity Growth Fund

Selected data for an Institutional Class share outstanding throughout each period:

For the Six Months Ended June 30, 2026 (unaudited)			For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of period	$29.15		$26.44	$20.27	$13.90	$34.53	$39.78
From Investment Operations
Net investment (loss)(a)	(0.08)		(0.18)	(0.14)	(0.10)	(0.13)	(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.30)		2.89	6.31	6.47	(19.13)	(1.39)
Net increase (decrease) in net asset value from investment operations	(1.38)		2.71	6.17	6.37	(19.26)	(1.68)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	—	(1.37)	(3.57)
Total dividends and distributions	—		—	—	—	(1.37)	(3.57)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—	—	—
Net asset value, end of period	$27.77		$29.15	$26.44	$20.27	$13.90	$34.53
Total Return
Total return based on net asset value(b)	(4.74)%		10.25%	30.44%	45.93%	(55.63)%	(4.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,299		$9,794	$13,895	$23,799	$18,714	$58,804
Ratio of net expenses to average net assets, before waiver	2.20%	*	1.60%	1.34%	1.10%	1.08%	0.77%
Ratio of net expenses to average net assets, after waiver	0.77%	*	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets	(0.60)%	*	(0.62)%	(0.61)%	(0.59)%	(0.64)%	(0.68)%
Portfolio turnover rate(c)	11%		18%	19%	22%	14%	70%
*
Annualized.
(a)
Calculated based upon average shares outstanding during the period.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.
(c)
Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note A — Organization and Accounting Policies

As of June 30, 2026, each fund identified in the table below (each, a “Fund”, and collectively, the “Funds”) was a series of Baillie Gifford Funds (the “Trust”). The investment objective of each Fund includes achieving capital appreciation.

For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund, Baillie

Gifford EAFE Plus All Cap Fund and Baillie Gifford International All Cap Fund (each, a “Target Fund” and collectively, the “Target Funds”) to merge with and into Baillie Gifford International Alpha Fund (the “Surviving Fund”). Baillie Gifford International All Cap Fund is advised by the Manager but is not included in this report.

As further described in Note J, each Target Fund merged with and into the Surviving Fund on February 2, 2026.

Pursuant to the Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of Baillie Gifford Funds, Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund (each, an “Acquired Fund”) were reorganized into Baillie Gifford International Concentrated Growth ETF and Baillie Gifford Long Term Global Growth ETF (each, an “Acquiring Fund”), respectively (each, a “Reorganization”). The Reorganizations were effective as of the close of business on June 1, 2026 (the “Closing Date”). Effective as of the close of business on the Closing Date, the Acquired Funds ceased operations.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2026:

Class 2		Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	N/A	X	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	N/A	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	X	X	X	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in ASC Topic 946, Financial Services — Investment Companies by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Pursuant to Rule 2a‑5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Baillie Gifford Overseas Limited (the “Manager”) as the valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

which no readily available market quotation exists, subject to the Board’s oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund’s net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —
unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access
Level 2 —
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —
significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 is disclosed at the end of each Fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund’s total income stated separately on the Statement of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Segment Reporting

Each Fund included herein is subject to ASC Topic 946, Financial Services — Investment Companies and is structured as having a limited purpose by design. Each

Fund’s sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with their established investment objective. As such, each Fund is deemed to be an individual reporting segment under ASC Topic 280, Segment Reporting and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statements of Operations and the financial highlights for each Fund is the information used by the Chief Operating Decision Maker for purposes of assessing performance and allocating resources. Accordingly, the President/Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016‑10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund’s shareholders.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more‑likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

Improvements to Income Tax Disclosures

Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures requires each Fund to provide a breakdown of total income tax paid, net of refunds, by jurisdiction if the amount exceeds materiality. For the year ending December 31, 2025, total income taxes paid during the period were not material, and no jurisdictional breakdown was required. The enhanced income tax disclosures are assessed annually and will be updated, as applicable, in the Funds’ annual financial statements for the year ending December 31, 2026.

At December 31, 2025 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China Equities Fund	$(388,674)	$(666,924)	$(1,055,598)
Baillie Gifford Emerging Markets Equities Fund	(181,511,439)	(99,675,562)	(281,187,001)
Baillie Gifford Emerging Markets ex China Fund	(10,731)	—	(10,731)
Baillie Gifford Global Alpha Equities Fund	—	—	—
Baillie Gifford International Alpha Fund	—	—	—
Baillie Gifford International Growth Fund	—	—	—
Baillie Gifford U.S. Equity Growth Fund	(3,784,369)	(11,140,003)	(14,924,372)

Realized capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October capital/late year ordinary losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year or period ended December 31, 2025, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford China Equities Fund	$(1,055,598)	$1,953
Baillie Gifford Emerging Markets Equities Fund	(281,187,001)	—
Baillie Gifford Emerging Markets ex China Fund	(10,731)	—
Baillie Gifford Global Alpha Equities Fund	—	—
Baillie Gifford International Alpha Fund	—	—
Baillie Gifford International Growth Fund	—	—
Baillie Gifford U.S. Equity Growth Fund	(14,924,372)	—

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds’ cost of investments and gross unrealized appreciation (depreciation) on investments and foreign currency at June 30, 2026 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford China Equities Fund	$2,287,391	$689,371	$(282,517)	$406,854
Baillie Gifford Emerging Markets Equities Fund	5,414,873,151	4,133,356,396	(779,735,445)	3,353,620,951
Baillie Gifford Emerging Markets ex China Fund	1,249,596	898,962	(125,995)	772,967
Baillie Gifford Global Alpha Equities Fund	207,778,856	150,685,622	(19,198,687)	131,486,935
Baillie Gifford International Alpha Fund	1,017,242,016	739,980,370	(88,601,969)	651,378,401
Baillie Gifford International Growth Fund	1,894,720,535	1,280,925,411	(229,952,362)	1,050,973,049
Baillie Gifford U.S. Equity Growth Fund	5,296,907	3,587,472	(355,456)	3,232,016

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the “Advisory Agreement”), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund’s average daily net assets.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Alpha Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Growth Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund’s total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will expire on April 30, 2027.

Fund	Class	Expense Limitation
Baillie Gifford China Equities Fund	Class K and Institutional Class	0.87%
Baillie Gifford Emerging Markets ex China Fund	Class K and Institutional Class	0.87%
Baillie Gifford U.S. Equity Growth Fund	Class K and Institutional Class	0.65%

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds’ average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund’s average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon (“BNY”) serves as the Funds’ administrator and custodian. BNY Mellon Asset Servicing serves as the Trust’s transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities and in-kind transactions) for the six months ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Baillie Gifford China Equities Fund	$519,617	$795,354
Baillie Gifford Emerging Markets Equities Fund	1,889,814,408	2,282,287,376
Baillie Gifford Emerging Markets ex China Fund	323,624	326,941
Baillie Gifford Global Alpha Equities Fund	106,007,887	234,075,256
Baillie Gifford International Alpha Fund	476,651,654	1,136,588,122
Baillie Gifford International Growth Fund	588,141,315	1,076,623,164
Baillie Gifford U.S. Equity Growth Fund	1,480,776	9,107,151

Purchases and proceeds from sales of securities (excluding short term securities and in-kind transactions) in connection with the effort to realign the portfolio after a reorganization were as follows:

Fund	Purchases	Sales
Baillie Gifford International Alpha Equities Fund	$242,902,378	$35,765,840

Note D — Transactions in Shares of Beneficial Interest

Baillie Gifford China Equities Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	520	3,603
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	520	$3,603

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford China Equities Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Institutional Class Shares
Shares sold	—	$—	1,972	$10,000
Shares issued in reinvestment of dividends and distributions	—	—	3,652	25,190
Shares redeemed	(39,919)	(269,663)	(59,360)	(345,405)
Net Increase (Decrease)	(39,919)	$(269,663)	(53,736)	$(310,215)
Total Net Increase (Decrease)	(39,919)	$(269,663)	(53,216)	$(306,612)
Baillie Gifford Emerging Markets Equities Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 2 Shares
Shares sold	671,961	$19,300,000	2,645,622	$50,414,743(a)
Shares issued in reinvestment of dividends and distributions	—	—	104,321	2,768,795
Shares redeemed	(594,396)	(20,060,000)	(892,492)	(20,186,800)
Net Increase (Decrease)	77,565	$(760,000)	1,857,451	$32,996,738
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	119,222	3,199,045
Shares redeemed	(7,175,665)	(223,816,181)(b)	(2,617,428)	(50,413,243)(a)
Net Increase (Decrease)	(7,175,665)	$(223,816,181)	(2,498,206)	$(47,214,198)
Class 4 Shares
Shares sold	7,180,200	$223,816,181(b)	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	200,291	5,370,492
Shares redeemed	(3,073,931)	(103,000,000)	—	—
Net Increase (Decrease)	4,106,269	$120,816,181	200,291	$5,370,492
Class 5 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	867,987	24,054,260
Shares redeemed	(1,477,500)	(51,900,000)	(1,974,325)	(48,400,000)
Net Increase (Decrease)	(1,477,500)	$(51,900,000)	(1,106,338)	$(24,345,740)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Emerging Markets Equities Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class K Shares
Shares sold	7,366,396	$229,672,256(c)	11,167,438	$243,924,527(d)
Shares issued in reinvestment of dividends and distributions	—	—	1,484,690	39,210,672
Shares redeemed	(12,804,685)	(391,179,898)(e)	(24,975,125)	(561,794,517)(f)
Net Increase (Decrease)	(5,438,289)	$(161,507,642)	(12,322,997)	$(278,659,318)
Institutional Class Shares
Shares sold	8,497,127	$257,958,373(e)	29,858,675	$673,102,375(f)
Shares issued in reinvestment of dividends and distributions	—	—	1,236,195	32,623,185
Shares redeemed	(10,126,406)	(312,921,269)(c)	(14,820,124)	(327,820,600)(d)
Net Increase (Decrease)	(1,629,279)	$(54,962,896)	16,274,746	$377,904,960
Total Net Increase (Decrease)	(11,536,899)	$(372,130,538)	2,404,947	$66,052,934
(a)
$50,413,243 converted into Class 2 from Class 3.
(b)
$223,816,181 converted from Class 3 into Class 4.
(c)
$1,140 converted into Class K from Institutional Class.
(d)
$81,337 converted into Class K from Institutional Class.
(e)
$471,157 converted from Class K into Institutional Class.
(f)
$392,211 converted from Class K into Institutional Class.
Baillie Gifford Emerging Markets ex China Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,063	13,256
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,063	$13,256
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,063	13,256
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,063	$13,256
Total Net Increase (Decrease)	—	$—	2,126	$26,512

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford Global Alpha Equities Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 2 Shares
Shares sold	3,638,919	$48,620,326(a)	92	$1,500
Shares issued in reinvestment of dividends and distributions	—	—	1,787,687	24,096,227
Shares redeemed	(6,042,247)	(81,572,754)	(5,128,507)	(96,003,360)(b)
Net Increase (Decrease)	(2,403,328)	$(32,952,428)	(3,340,728)	$(71,905,633)
Class 3 Shares
Shares sold	—	$—	2,452,173	$49,227,613(b)
Shares issued in reinvestment of dividends and distributions	—	—	981,490	14,017,546
Shares redeemed	(3,433,663)	(48,620,326)(a)	—	—
Net Increase (Decrease)	(3,433,663)	$(48,620,326)	3,433,663	$63,245,159
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(12,941,252)	(215,447,102)
Net Increase (Decrease)	—	$—	(12,941,252)	$(215,447,102)
Class K Shares
Shares sold	29,171	$358,223	890,521	$15,005,259
Shares issued in reinvestment of dividends and distributions	—	—	6,727,815	89,681,764
Shares redeemed	(3,134,643)	(42,014,375)	(5,478,333)	(97,447,679)
Net Increase (Decrease)	(3,105,472)	$(41,656,152)	2,140,003	$7,239,344
Institutional Class Shares
Shares sold	8,031	$105,900	568,720	$9,600,000
Shares issued in reinvestment of dividends and distributions	—	—	699,931	9,358,079
Shares redeemed	(615,289)	(8,080,902)	(642,800)	(11,315,752)
Net Increase (Decrease)	(607,258)	$(7,975,002)	625,851	$7,642,327
Total Net Increase (Decrease)	(9,549,721)	$(131,203,908)	(10,082,463)	$(209,225,905)
(a)
$48,620,326 converted into Class 2 from Class 3.
(b)
$49,227,613 converted into Class 3 from Class 2.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 2 Shares
Shares sold	11,514,373	$160,306,500(a)	6,564,508	$86,627,883(b)
Shares issued in reinvestment of dividends and distributions	—	—	3,869,223	52,820,316
Shares impact in connection to Merger*	2,963,379	41,377,659	—	—
Shares redeemed	(18,104,141)	(253,558,068)	(5,838,977)	(87,479,324)(c)
Net Increase (Decrease)	(3,626,389)	$(51,874,909)	4,594,754	$51,968,875
Class 3 Shares
Shares sold	12,477,955	$176,808,040(d)	13,488,895	$183,617,707(e)
Shares issued in reinvestment of dividends and distributions	—	—	3,984,848	55,448,359
Shares impact in connection to Merger*	10,438,742	148,577,743	—	—
Shares redeemed	(19,589,716)	(271,046,950)(a)	(9,425,614)	(130,337,322)(b)
Net Increase (Decrease)	3,326,981	$54,338,833	8,048,129	$108,728,744
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,327,640	18,898,419
Shares redeemed	(12,421,327)	(179,440,149)(d)	(18,235,495)	(257,548,501)(f)
Net Increase (Decrease)	(12,421,327)	$(179,440,149)	(16,907,855)	$(238,650,082)
Class 5 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	285,172	4,157,581
Shares redeemed	(2,708,055)	(35,059,302)	(995,181)	(14,978,464)
Net Increase (Decrease)	(2,708,055)	$(35,059,302)	(710,009)	$(10,820,883)
Class K Shares
Shares sold	497,162	$6,881,151	4,482,881	$65,294,806(g)
Shares issued in reinvestment of dividends and distributions	—	—	5,734,859	77,936,738
Shares impact in connection to Merger*	4,842,513	32,119,125	—	—
Shares redeemed	(19,379,406)	(230,881,582)	(19,008,617)	(279,703,634)(h)
Net Increase (Decrease)	(14,039,731)	$(191,881,582)	(8,790,877)	$(136,472,090)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Alpha Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Institutional Class Shares
Shares sold	807,326	$11,191,157	1,214,908	$17,594,295(h)
Shares issued in reinvestment of dividends and distributions	—	—	789,986	10,854,409
Shares issued in connection to Merger*	271,239	3,797,492	—	—
Shares redeemed	(1,375,169)	(19,290,940)	(2,464,486)	(35,028,227)(g)
Net Increase (Decrease)	(296,604)	$(4,302,291)	(459,592)	$(6,579,523)
Total Net Increase (Decrease)	(29,765,127)	$(408,219,400)	(14,225,450)	$(231,824,959)
*
Baillie Gifford International Alpha Fund acquired all of the assets and liabilities of the Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and Baillie Gifford International All Cap (“Target Funds”) in a reorganization as of the close of business on February 2, 2026. (See Note J)
(a)
$104,667,919 converted into Class 2 from Class 3.
(b)
$84,786,383 converted into Class 2 from Class 3.
(c)
$14,158,837 converted from Class 2 into Class 3.
(d)
$175,239,370 converted into Class 3 from Class 4.
(e)
$14,158,837 converted into Class 3 from Class 2. $157,548,870 converted into Class 3 from Class 4.
(f)
$157,548,870 converted from Class 4 into Class 3.
(g)
$53,859 converted into Class K from Institutional Class.
(h)
$186,383 converted into Institutional Class from Class K.
Baillie Gifford International Growth Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 2 Shares
Shares sold	14,772,970	$211,228,203(a)	30,140,166	$370,439,800(b)
Shares issued in reinvestment of dividends and distributions	—	—	1,801,024	25,300,598
Shares redeemed	(15,304,689)	(213,307,414)	(28,764,211)	(413,572,261)(c)
Net Increase (Decrease)	(531,719)	$(2,079,211)	3,176,979	$(17,831,863)
Class 3 Shares
Shares sold	—	$—	22,524,086	$325,315,381(c)
Shares issued in reinvestment of dividends and distributions	—	—	1,081,459	15,094,460
Shares redeemed	(12,325,055)	(174,528,203)(a)	(33,403,413)	(416,834,884)(d)
Net Increase (Decrease)	(12,325,055)	$(174,528,203)	(9,797,868)	$(76,425,043)
Class 4 Shares
Shares sold	—	$—	36,179	$507,689
Shares issued in reinvestment of dividends and distributions	—	—	2,582,394	36,347,708
Shares redeemed	(4,664,339)	(66,000,000)	(2,109,321)	(30,903,416)(e)
Net Increase (Decrease)	(4,664,339)	$(66,000,000)	509,252	$5,951,981

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Baillie Gifford International Growth Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class 5 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	5,577,117	78,744,432
Shares redeemed	(15,414,021)	(200,000,000)	—	—
Net Increase (Decrease)	(15,414,021)	$(200,000,000)	5,577,117	$78,744,432
Class K Shares
Shares sold	72,697	$999,433	813,259	$11,654,195
Shares issued in reinvestment of dividends and distributions	—	—	240,334	3,362,279
Shares redeemed	(223,769)	(3,227,424)	(1,568,870)	(21,595,106)
Net Increase (Decrease)	(151,072)	$(2,227,991)	(515,277)	$(6,578,632)
Institutional Class Shares
Shares sold	2,266,307	$31,692,442	8,684,911	$119,131,762
Shares issued in reinvestment of dividends and distributions	—	—	1,162,007	16,198,382
Shares redeemed	(6,072,885)	(83,392,951)	(5,814,368)	(77,248,360)
Net Increase (Decrease)	(3,806,578)	$(51,700,509)	4,032,550	$58,081,784
Total Net Increase (Decrease)	(36,892,784)	$(496,535,914)	2,982,753	$41,942,659
(a)
$165,028,203 converted into Class 2 from Class 3.
(b)
$343,534,884 converted into Class 2 from Class 3. $903,416 converted into Class 2 from Class 4.
(c)
$325,315,381 converted into Class 3 from Class 2.
(d)
$343,534,884 converted from Class 3 into Class 2.
(e)
$903,416 converted from Class 4 into Class 2.
Baillie Gifford U.S. Equity Growth Fund
For the Period Ended June 30, 2026		For the Year Ended December 31, 2025
Shares		Amount	Shares	Amount
Class K Shares
Shares sold	263	$7,500	6,443	$177,298
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(276,629)	(6,910,186)	(39,642)	(954,813)
Net Increase (Decrease)	(276,366)	$(6,902,686)	(33,199)	$(777,515)
Institutional Class Shares
Shares sold	1,897	$50,122	7,283	$210,618
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(39,016)	(1,040,615)	(196,756)	(5,541,869)
Net Increase (Decrease)	(37,119)	$(990,493)	(189,473)	$(5,331,251)
Total Net Increase (Decrease)	(313,485)	$(7,893,179)	(222,672)	$(6,108,766)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund’s voting securities:

Baillie Gifford China Equities Fund(1)
Baillie Gifford Emerging Markets ex China Fund(2)
Baillie Gifford Global Alpha Equities Fund(1)
Baillie Gifford International Growth Fund
Baillie Gifford U.S. Equity Growth Fund
(1)
The Fund has two shareholders which each beneficially own 25% or more of the Fund’s voting securities.
(2)
At June 30, 2026, Baillie Gifford International, LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund’s voting securities and as a result may be deemed to control such Funds.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNY on May 1, 2017, renewed April 14, 2025, and expiring April 13, 2027 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2026 was 5.03% on any amounts drawn down. As at June 30, 2026, the Funds had no outstanding loan balances.

The following borrowings were made against the credit facility during the period:

Fund	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford China Equities Fund	$100,000	$105,556	4.97%
Baillie Gifford Emerging Markets Equities Fund	8,650,000	8,650,000	5.01%
Baillie Gifford Global Alpha Equities Fund	1,100,000	1,100,000	4.97%
Baillie Gifford International Alpha Fund	53,450,000	38,587,500	4.98%
Baillie Gifford U.S. Equity Growth Fund	100,000	100,000	4.99%
(1)
Average amount borrowed is calculated using days with outstanding borrowings.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Note H — Principal Risks

The below is a selection of the Funds’ principal risks. The Funds’ full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Funds’ exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund’s prospectus.

Note I — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

FTSE Russell (U.S. Equity Growth)

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, is/are a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Baillie Gifford & Co. S&P® and S&P 500® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Baillie Gifford & Co. Baillie Gifford & Co product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Note J — Reorganization

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and Baillie Gifford International All Cap Fund (the ‘target funds’) to merge with and into Baillie Gifford International Alpha Fund (the ‘surviving fund’), an existing series of the Trust. The purpose of the transaction was to combine the funds advised by the Manager with comparable strategies.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

The reorganization was completed on February 2, 2026. Pursuant to the Agreement and Plan of Reorganization, each target fund transferred all its assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares. Expenses incurred in connection with the reorganization were borne by the Manager.

The following table presents the net assets transferred and the related exchange ratios in connection with the reorganization:

Pre- Reorganization NAV ($)		Pre- Reorganization Shares Outstanding	Pre- Reorganization Net Assets ($)	Post- Reorganization Shares Outstanding	Post- Reorganization Net Assets ($)	Reorganization Exchange Ratios
Baillie Gifford Developed EAFE All Cap Fund — Class K(1)	1.93	8,205.077	15,835.80			0.138849
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class(1)	1.79	1,872,259.108	3,351,343.80			0.127402
Baillie Gifford EAFE Plus All Cap Fund — Class K	1.25	25,682,631.070	32,103,288.84			0.089928
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class	1.42	314,188.925	446,148.27			0.101068
Baillie Gifford International All Cap Fund — Class 2	8.5186	4,857,330.893	41,377,658.95			0.610084
Baillie Gifford International All Cap Fund — Class 3	8.7733	16,935,217.386	148,577,742.69			0.616393
Baillie Gifford International Alpha Fund — Class 2	13.9630	39,051,194.911	545,271,834.54	42,014,573.77	586,649,493.49
Baillie Gifford International Alpha Fund — Class 3	14.2333	36,465,028.100	519,017,684.46	46,903,769.83	667,595,427.15
Baillie Gifford International Alpha Fund — Class K	13.90	52,066,032.041	723,717,845.37	54,376,758.95	755,836,949.47
Baillie Gifford International Alpha Fund — Institutional Class	14.05	7,194,692.155	101,085,424.78	7,464,976.16	104,882,914.99
(1)
Position has been updated to reflect trading on January 30, 2026, immediately prior to the reorganization.

The surviving fund carried over $(30,036,243) of unrealized appreciation/(depreciation) from the target funds as part of the reorganization.

There were no assets reorganized into classes 4 or 5 of the Fund.

The reorganization qualified as a tax-free reorganization under Section 368(a) of the Internal Revenue Code for U.S. federal income tax purposes. For financial reporting purposes, assets received, and shares issued by the surviving fund were recorded at fair value; however, the cost basis of the investments received from the target funds was carried forward to align ongoing reporting to the surviving funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2026

Prior to the reorganization, the target funds distributed, where applicable, all net investment income and realized capital gains to shareholders on January 23, 2026:

Class		Ordinary Income Rate ($ per share)	Long Term Capital Gain Rate ($ per share)	Short Term Capital Gain Rate ($ per share)
Baillie Gifford Developed EAFE All Cap Fund	Class K	0.004602	0.601051	0.059425
Baillie Gifford Developed EAFE All Cap Fund	Institutional Class	0.002703	0.601051	0.059425
Baillie Gifford EAFE Plus All Cap Fund	Class K	0.044157	3.740223	0.715688
Baillie Gifford EAFE Plus All Cap Fund	Institutional Class	0.043526	3.740223	0.715688

Assuming the acquisition had been completed on January 1, 2026, the surviving fund’s pro-forma results of operations for the period ended June 30, 2026, are as follows:

Net investment income	$19,686,788(a)
Net realized and unrealized gain on investments	$265,998,784(b)
Net increase in net assets from operations	$285,685,571
(a)
Net investment income reflects the reported results of the surviving fund for the period ended June 30, 2026, adjusted to include all the net investment income of the target funds for the period from January 1, 2026 through the date of the reorganization.
(b)
Net realized and unrealized gain on investments reflects the reported results of the surviving fund for the period ended June 30, 2026, adjusted to include the net realized and change in unrealized gains of the target funds for the period from January 1, 2026 through the date of the reorganization.

Because the surviving fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target funds that have been included in the surviving fund’s Statement of Operations since February 2, 2026.

Note K — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

At a meeting held on July 30, 2026, the Board approved proposals to reclassify Baillie Gifford Emerging Markets Equities Fund from “diversified” to “non-diversified,” under Section 5(b) of the Investment Company Act of 1940, as amended. The proposal is subject to approval by the shareholders of the Fund at a special shareholder meeting expected to be held in October 2026 (the “Meeting” ). Proxy materials describing the proposals and the rationale for the proposals are expected to be sent to shareholders of Baillie Gifford Emerging Markets Equities Fund in early September 2026. No assurance can be given that shareholder approval will be obtained for the proposal, in which case the Baillie Gifford Emerging Markets

Equities Fund would be expected to continue to operate as a “diversified” fund.

Generally, a non-diversified fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Concentration of investments in a smaller number of issuers exposes a fund to the risks associated with such issuers to a greater extent than a fund invested in a larger number of issuers. Poor performance by any one of these issuers would adversely affect a non-diversified fund to a greater extent than a more broadly diversified fund.

If approved by shareholders, Baillie Gifford Emerging Markets Equities Fund currently anticipates that its reclassification would take effect as soon as practicable following the Meeting, after which time the Fund’s Prospectus and Statement of Additional Information will be updated to reflect the Fund’s non-diversified status and the risks related to operating as a non-diversified fund.

At a meeting held on July 30, 2026, the Board approved and adopted the Plan of Liquidation and Termination of Baillie Gifford U.S. Equity Fund, determining to close the Fund and redeem all outstanding shares no later than September 28, 2026.

On or before September 28, 2026, pursuant to the Fund’s Plan of Liquidation and Termination, the Fund expects to have redeemed all of its outstanding shares by distribution of its net assets to shareholders in amounts equal to the value of each shareholder’s Fund investment.

Copyright © Baillie Gifford & Co 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Meeting 1 — Trustee Election Meeting (Baillie Gifford Funds)

Special meeting, 9:00 a.m. Eastern Time, 28 April 2026 (Proxy Statement dated 30 January 2026).

(1) Date and type of meeting - 28 April 2026; a special meeting of shareholders.

(2) Election of directors — elected and continuing
- This meeting did involve the election of Trustees. All shareholders voted together on a Trust-level basis.
- Elected at the meeting (effective open of business, 29 April 2026): Howard W. Chin, Pamela M. J. Cox, John D. Kavanaugh, Maureen A. Miller, Donald P. Sullivan Jr., and Michael Stirling-Aird.
- Continuing after the meeting: the minutes do not identify any Trustee whose term continued without being up for election — the six nominees above constituted the full slate voted on. If there were any incumbent Trustees not standing at this meeting, that is not recorded in the minutes and would need to be confirmed separately.

(3) Matter voted upon and votes cast
- Matter: election of the six Trustee nominees named in the Proxy Statement. Trustees are elected by a plurality, so votes were recorded as "For" and "Withheld" only (no "Against"). The shareholders had just two options to vote on the Trustee proposal FOR or WITHHOLD. The meetings were processed this as a dual proxy; the Trustee proposal (routine matter) was voted at one meeting and the other 3 proposals (non-routine matters) at the 2nd meeting.  Broker non-votes were not applicable when using this approach.

Trustee Nominee	Votes For	Votes Withheld
Howard W. Chin	330,043,773.261	827,899.870
Pamela M. J. Cox	307,734,302.095	23,137,371.036
John D. Kavanaugh	330,048,504.755	823,168.376
Maureen A. Miller	329,993,592.227	878,080.904
Michael Stirling-Aird	330,049,968.869	821,704.262
Donald P. Sullivan Jr.	330,069,678.494	801,994.637

Each nominee was approved by a plurality of the Trust's shares present in person or by proxy.

Meeting 2 — Fund Reorganisations Meeting

Special meeting, 9:30 a.m. Eastern Time, 28 April 2026 (Proxy Statement/Prospectus dated 4 February 2026).

(1) Date and type of meeting - 28 April 2026; a special meeting of shareholders.

(2) Election of directors elected and continuing
- Not applicable — this meeting did not involve the election of directors. It concerned two reorganisation proposals only.

(3) Matters voted upon and votes cast
- First Proposal: approval of the Agreement and Plan of Reorganization of Baillie Gifford International Concentrated Growth Equities Fund into Baillie Gifford International Concentrated Growth ETF.
- Second Proposal: approval of the Agreement and Plan of Reorganization of Baillie Gifford Long Term Global Growth Fund into Baillie Gifford Long Term Global Growth ETF.
- Abstentions and broker non-votes are not separately tabulated in the minutes (votes are recorded as For / Against / Withheld). The meetings were processed this as a dual proxy; the Trustee proposal (routine matter) was voted at one meeting and the other 3 proposals (non-routine matters) at the 2nd meeting.  Broker non-votes were not applicable when using this approach.

Matter	Votes For	Votes Against	Votes Withheld
First Proposal (Int'l Concentrated Growth Equities Fund)	5,623,751.270	16,588.566	134,380.886

Matter	Votes For	Votes Against	Votes Withheld
Second Proposal (Long Term Global Growth Fund)	10,117,218.075	11,299.356	137,023.423

Each proposal was approved by the holders of a majority of the relevant Fund's shares.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Baillie Gifford Funds (the “Trust”) paid $457,472 to the Directors in compensation during the period. No compensation was paid to Officers or others Open-End Managements Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Baillie Gifford Funds

Board considerations
Regarding 2026 Contract Renewal

On June 17, 2026, the Board of Trustees (the “Board”) of Baillie Gifford Funds (the “Trust”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the funds listed below, respectively (each a “Fund” and collectively, the “Funds”), and Baillie Gifford Overseas Limited (the “Manager”):

● Baillie Gifford Global Alpha Equities Fund	● Baillie Gifford Emerging Markets Equities Fund
● Baillie Gifford International Alpha Fund	● Baillie Gifford Emerging Markets ex China Fund
● Baillie Gifford International Growth Fund	● Baillie Gifford U.S. Equity Growth Fund
● Baillie Gifford China Equities Fund

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data (“Broadridge”), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds’ Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an administration and supervisory fee; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a shareholder service fee, the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a “Class specific fee” and together are referred to as “Class specific fees”). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund’s performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. The Board considered, generally, that shareholders chose to invest or remain invested in a Fund knowing the Fund’s growth investment strategy and the Manager’s long-term investing philosophy. The Manager is a wholly owned subsidiary of Baillie Gifford & Co, a privately owned U.K. investment management firm that has been in operation since 1908. In assessing each Fund’s performance, the Board considered that performance is evaluated at the quarterly Board meetings and that the Board regularly meets with portfolio managers and other investment team members for each Fund to discuss performance. The Board considered that certain Funds had instances of underperformance over various time periods and took into account the Manager’s explanations for the underperformance. The Board also considered the Manager’s discussions of its investment and risk management processes and the Manager’s work to seek to improve investment performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that a Fund may experience periods of underperformance. The Board concluded that, with respect to each Fund: (1) the Fund’s investment performance was acceptable; or (2) it was satisfied with the Manager’s responses and/or efforts to improve investment performance. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager’s receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager’s revenues received with respect to the Funds and the nature of the Manager’s resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager’s estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (November 15, 2011) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2016 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and below the benchmark index and above the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2016 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and below the benchmark index and above the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the impact of advisory fee breakpoints in 2025 and noted that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2016 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year and five-year periods, below the benchmark index and above the average of the performance universe for the ten-year period and above the benchmark index and the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the impact of advisory fee breakpoints in 2025 and noted that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (July 7, 2021) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI China All Shares Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and below the average of the performance universe for the one-year period and below the benchmark index and the average of the performance universe for the three-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s small asset size and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2027. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2016 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, three-year, ten-year and since inception periods and below the benchmark index and the average of the performance universe for the five-year period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the impact of advisory fee breakpoints in 2025 and noted that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets ex China Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 28, 2021) periods ended March 31, 2026 for the Fund compared to a benchmark index (MSCI Emerging Markets ex China Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 through 2025 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s small asset size and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2027. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 5, 2016) periods ended March 31, 2026 for the Fund compared to a primary benchmark index (S&P 500 Index) and a secondary benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2025 for the Fund compared to the benchmark indices and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark indices and the average of the performance universe for the one-year, three-year and five-year periods and below the benchmark indices and above the average of the performance universe for the since inception period. The Board further noted that the Manager was considering the potential liquidation and termination of the Fund. In light of these developments, the Board determined to renew the Advisory Agreement for a six-month period ending December 31, 2026. Subsequent to the Board’s renewal of the Fund’s Advisory Agreement, the Board was presented with and approved a formal proposal to liquidate and terminate the Fund.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to the management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s small asset size and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2027. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Michael Stirling-Aird, President

Michael Stirling-Aird, President

(principal executive officer)

Date  September 2, 2026

By (Signature and Title)*	/s/Lindsay Cockburn

Lindsay Cockburn, Treasurer

(principal financial officer)

Date   September 2, 2026

* Print the name and title of each signing officer under his or her signature.